Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	REDF
Entity Registrant Name	REDIFF COM INDIA LTD
Entity Central Index Key	0001103783
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	14,810,178

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 20,024,483	$ 24,545,839
Trade accounts receivable (net of allowances of US$3,200,434 and US$876,300 as of March 31, 2012 and 2013, respectively)	3,766,743	6,151,846
Prepaid expenses and other current assets (See Note 4)	927,183	1,375,135
Total current assets	24,718,409	32,072,820
Property, plant and equipment - net (See Note 5)	5,780,172	7,399,081
Goodwill (See Note 8)		2,000,000
Intangible assets, net (See Note 9)	1,922,502	2,486,009
Investments, at cost (See Note 7)	1,404,987	1,300,000
Investments in equity method investees (See Note 7)		81,473
Recoverable taxes	2,978,558	2,960,245
Other non-current assets (See Note 10)	1,044,374	2,168,591
Total non-current assets	13,130,593	18,395,399
Total assets	37,849,002	50,468,219
Current liabilities
Accounts payable and accrued liabilities (See Note 11)	5,453,708	4,378,101
Customer advances and unearned revenues	1,509,095	2,151,956
Total current liabilities	6,962,803	6,530,057
Deferred tax liability (See Note 17)	185,982	244,429
Other non-current liabilities (See Note 12)	894,258	957,329
Total non-current liabilities	1,080,240	1,201,758
Total liabilities	8,043,043	7,731,815
Commitments and contingencies (See Note 25)
Shareholders' Equity
Equity shares: par value - Rs.5, Authorized: 24,000,000 equity shares as of March 31, 2012 and 2013; Issued: 14,810,178 equity shares as of March 31, 2012 and 2013 and outstanding 13,795,178 equity shares as of March 31, 2012 and 2013	1,756,726	1,756,726
Additional paid-in-capital	131,714,364	130,958,274
Accumulated other comprehensive loss	(11,532,390)	(9,278,078)
Accumulated deficit	(87,706,136)	(76,273,913)
Treasury shares, at cost (See Note 13) (1,015,000 equity shares as of March 31, 2012 and 2013)	(4,426,605)	(4,426,605)
Total shareholders' equity	29,805,959	42,736,404
Total liabilities and shareholders' equity	$ 37,849,002	$ 50,468,219

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
Statement Of Financial Position [Abstract]
Trade accounts receivable, allowances	$ 876,300		$ 3,200,434
Equity shares, par value		5		5
Equity shares, authorized	24,000,000	24,000,000	24,000,000	24,000,000
Equity shares, issued	14,810,178	14,810,178	14,810,178	14,810,178
Equity shares, outstanding	13,795,178	13,795,178	13,795,178	13,795,178
Treasury shares, equity shares	1,015,000	1,015,000	1,015,000	1,015,000

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues
Total revenues	$ 15,658,704	$ 19,942,266	$ 21,795,463
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Total cost of revenues	9,951,884	10,774,121	10,795,979
Operating expenses
Sales and marketing	3,266,790	5,341,678	5,373,345
Product development	2,920,824	3,136,778	3,826,350
Depreciation and amortization	3,664,376	3,499,769	3,786,398
General and administrative	7,615,588	7,935,447	6,582,091
Goodwill Impairment (See Note 8)	2,000,000
Long-lived assets impairment (See Note 5)			109,658
Foreign exchange loss (gain), net	103,744	91,926	17,783
Total operating expenses	19,571,322	20,005,598	19,695,625
Operating loss	(13,864,502)	(10,837,453)	(8,696,141)
Other income (expense), net
Interest income	1,952,345	2,584,432	3,372,109
Investment impairment			(543,220)
Promissory note impairment (See Note 10)	(1,100,000)
Gain on sale of equity method investee	1,292,168	749,897
Miscellaneous income	170,208	107,169	98,224
Total other income, net	2,314,721	3,441,498	2,927,113
Loss before income taxes and equity in net loss of equity method investees	(11,549,781)	(7,395,955)	(5,769,028)
Income tax benefit (expense)	33,248	(65,555)	(17,279)
Equity in net earnings (loss) of equity method investees	84,310	(215,735)	(785,707)
Net loss	(11,432,223)	(7,677,245)	(6,572,014)
(Loss) earnings per share - basic	$ (0.828)	$ (0.558)	$ (0.477)
(Loss) earnings per share - diluted	$ (0.828)	$ (0.558)	$ (0.477)
Weighted average number of equity shares - basic	13,795,178	13,758,635	13,783,033
Weighted average number of equity shares - diluted	13,795,178	13,758,635	13,783,033
Other comprehensive income (loss)
Foreign currency translation adjustment and total other comprehensive income (loss)	(2,254,312)	(5,841,093)	408,618
Comprehensive loss attributable to shareholders	(13,686,535)	(13,518,338)	(6,163,396)
India Online Business
Revenues
Service Revenue	12,527,464	16,223,222	17,942,609
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	7,470,935	8,241,612	8,299,834
US Publishing Business
Revenues
Service Revenue	3,131,240	3,719,044	3,852,854
Cost of revenues (excluding depreciation and amortization separately disclosed below)
Cost of service revenue	$ 2,480,949	$ 2,532,509	$ 2,496,145
Earnings Per ADS- (where 2 ADSs represent 1 equity share)
Other income (expense), net
(Loss) earnings per share - basic	$ (0.414)	$ (0.279)	$ (0.238)
(Loss) earnings per share - diluted	$ (0.414)	$ (0.279)	$ (0.238)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Number of ADS which represent each equity share	2	2	2

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Equity shares	Additional paid- in- capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Treasury shares(Equity shares held by controlled trust)
Beginning Balance at Mar. 31, 2010	$ 60,605,999	$ 1,735,105	$ 127,847,598	$ (3,845,603)	$ (62,024,654)	$ (3,106,447)
Beginning Balance (in shares) at Mar. 31, 2010		14,615,800				(750,000)
Stock-based compensation	559,157		559,157
Net loss	(6,572,014)				(6,572,014)
Foreign currency translation adjustment	408,618			408,618
Contribution from principal shareholder (See Note 6)	420,589		420,589
Repurchase of equity shares for treasury (in shares)						(265,000)
Repurchase of equity shares for treasury (See Note 13)	(1,320,158)					(1,320,158)
Ending Balance at Mar. 31, 2011	54,102,191	1,735,105	128,827,344	(3,436,985)	(68,596,668)	(4,426,605)
Ending Balance (in shares) at Mar. 31, 2011		14,615,800				(1,015,000)
Stock-based compensation	787,874		787,874
Net loss	(7,677,245)				(7,677,245)
Foreign currency translation adjustment	(5,841,093)			(5,841,093)
Stock option exercised (in shares)		194,378
Stock option exercised	1,364,677	21,621	1,343,056
Ending Balance at Mar. 31, 2012	42,736,404	1,756,726	130,958,274	(9,278,078)	(76,273,913)	(4,426,605)
Ending Balance (in shares) at Mar. 31, 2012		14,810,178				(1,015,000)
Stock-based compensation	756,090		756,090
Net loss	(11,432,223)				(11,432,223)
Foreign currency translation adjustment	(2,254,312)			(2,254,312)
Ending Balance at Mar. 31, 2013	$ 29,805,959	$ 1,756,726	$ 131,714,364	$ (11,532,390)	$ (87,706,136)	$ (4,426,605)
Ending Balance (in shares) at Mar. 31, 2013		14,810,178				(1,015,000)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (11,432,223)	$ (7,677,245)	$ (6,572,014)
Adjustments to reconcile net loss to net cash generated from operating activities:
Gain on sale of investment in equity method investee	(1,292,168)	(749,897)
Goodwill impairment	2,000,000
Long-lived assets impairment			109,658
Investment impairment			543,220
Equity in net loss (earnings) of equity method investees	(84,310)	215,735	785,707
Depreciation and amortization	3,664,376	3,499,769	3,786,398
Allowances / (write-back) for doubtful trade accounts	(48,580)	37,700	(144,263)
Promissory note impairment	1,100,000
Loss (profit) on sale of property, plant and equipment	(1,701)	5,165	(51)
Stock-based compensation expense	756,090	787,874	559,157
Unrealized exchange loss (gain)	11,808	117,952	(257)
Changes in assets and liabilities:
Trade accounts receivable	2,104,717	158,828	(1,146,531)
Prepaid expenses and other current assets	449,452	119,836	24,969
Accounts payable, accrued liabilities and other liabilities	1,156,450	(1,961,862)	428,114
Customer advances and unearned revenues	(621,397)	688,625	201,184
Recoverable taxes	(193,869)	(61,155)	1,812,649
Other non-current assets	(109,196)	(384,871)	107,697
Net cash generated from / (used in) operating activities	(2,540,551)	(5,203,546)	495,637
Cash flows from investing activities
Payments to acquire property, plant and equipment	(1,903,229)	(5,379,475)	(4,010,461)
Purchase of investment	(104,987)
Sale of investment in equity method investee	1,452,944	937,866
Acquisition, net of cash acquired			(3,028,660)	[1]
Purchase of promissory notes			(250,000)
Proceeds from sale of property, plant and equipment	7,594	17,986	10,501
Net cash used in investing activities	(547,678)	(4,423,623)	(7,278,620)
Cash flows from financing activities
Repurchase of equity shares			(1,320,158)
Proceeds from issue of shares		1,364,677
Net cash from / (used in) financing activities		1,364,677	(1,320,158)
Net decrease in cash and cash equivalents	(3,088,229)	(8,262,492)	(8,103,141)
Cash and cash equivalents at the beginning of the year	24,545,839	36,922,125	44,690,314
Effect of exchange rate changes on cash	(1,433,127)	(4,113,794)	334,952
Cash and cash equivalents at the end of the year	20,024,483	24,545,839	36,922,125
Supplementary cash flow information:
Income taxes paid	448,393	492,682	482,414
Supplementary disclosure of non-cash investing activity:
Payables for purchase of property, plant and equipment	204,638	30,074	35,595
Conversion of Runa Inc promissory notes into investment in equity shares			$ 1,300,000

[1]	Payment for acquisition of Vubites includes an amount of US$2,711,622 for settlement of Vubites shareholder loan assumed and settled in accordance with the terms of the acquisition (see Note 6).

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	Mar. 31, 2011
Statement Of Cash Flows [Abstract]
Settlement of Vubites shareholder loan assumed	$ 2,711,622

Organization and Business	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization and Business
1.	Organization and business

Rediff.com India Limited (“Rediff”) was incorporated as a private limited company in India on January 9, 1996 under the Indian Companies Act, 1956 and was converted to a public limited company on May 29, 1998. Rediff’s American Depository Shares (“ADSs”) are listed on the NASDAQ Global Market.

In February 2001, Rediff established Rediff Holdings, Inc. (“RHI”), a Delaware Corporation, as a wholly-owned subsidiary to be a holding company for certain investments in the United States of America. In March 2001, Rediff acquired Value Communication Corporation (“ValuCom”). On February 27, 2001, RHI acquired thinkindia.com, Inc (“thinkindia”), later renamed Rediff.com Inc. On April 27, 2001, RHI acquired India Abroad Publications, Inc. (“India Abroad”), a print and online news company.

On November 26, 2010, Rediff acquired Vubites India Private Limited (“Vubites”) from the Chairman and Managing Director of Rediff (referred to as “the CMD”) and a principal shareholder in Rediff. Vubites enables small and local businesses to advertise on national TV channels within their city to reach their target audiences (see Note 6).

Rediff with its subsidiaries (“the Company”) is in the business of providing online internet based services, focusing on India and the global Indian community. Its websites consists of channels relevant to Indian interests such as cricket, astrology, matchmaker and movies, content on various matters like news and finance, search facilities, a range of community features such as e-mail, chat, messenger, e-commerce, broadband wireless content and mobile value-added services to mobile phone subscribers in India. The Company also enables its customers to insert localized advertisements on national television channels by providing a platform to create an advertisement and prepare a media plan. Additionally, the Company publishes two weekly newspapers, ‘India Abroad’ and ‘India in New York’, in North America.

Significant accounting policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant accounting policies
2.	Significant accounting policies

(a)	Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b)	Basis of consolidation

The consolidated financial statements include the financial statements of Rediff and its wholly – owned subsidiaries and variable interest entity (VIE) in which the Company is the primary beneficiary. All inter-company accounts and transactions are eliminated on consolidation.

(c)	Investments in equity method investees

Investments in entities in which the Company can exercise significant influence, but does not own a majority equity interest or otherwise control, are accounted for using the equity method. The Company records its share of the results of these companies in the consolidated statement of comprehensive loss as equity in net earnings (loss) of equity method investees. The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Measurement of any impairment loss is based on its excess of the carrying value of the investment over its fair value.

(d)	Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include allowances for doubtful trade accounts receivables, impairment of goodwill, property, plant and equipment, intangible and investments, useful lives of property, plant and equipment and intangible assets, valuation of deferred tax assets, stock based compensation and employee benefits. Actual results could differ from those estimates.

(e)	Revenue recognition

India Online business

India Online business includes revenues from advertising and fee based services. Advertising includes advertisement and sponsorships. Fee based services include e-commerce, subscription services and mobile value-added services. E-commerce revenues primarily consist of commission earned on sale of items to customers who shop online while subscription services consist of subscriptions received for using e-mail and other subscriber services. Mobile value-added services include revenues derived from providing value added short messaging services and other related products to mobile phone users.

Advertisement and sponsorship income is derived from customers who advertise on the Company’s website or to whom direct links from the Company’s website to their own websites are provided and income earned from sending targeted emails to Rediffmail subscribers.

Revenue from display of advertisement and sponsorship is recognized ratably based on delivery over the contractual period of the advertisement, commencing when the advertisement is placed on the website or broadcast. Revenues are also derived from sponsor buttons placed in specific areas of the Company’s website, which generally provide users with direct links to sponsor websites. These revenues are recognized ratably over the period in which the advertisement is displayed, provided that no significant Company obligations remain and collection of the resulting receivable is probable. Company obligations may include guarantees of a minimum number of impressions, or times, that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved. The Company also earns revenues from the sending of e-mail messages to its users on behalf of advertisers and such revenues are recognized ratably over the contracted period.

E-commerce revenue primarily consists of commission from the sale of books, music, apparel, confectionery, gifts and other items to retail customers who shop at the Company’s online store. Customers directly place orders with vendors through the Company’s website. When an order is placed, the Company informs the vendor through an intranet and also confirms whether payment has already been collected by the Company through credit card/debit card or cheques, or whether the payment is to be made by the customer on cash-on-delivery (“COD”) basis. The vendor then dispatches the products to the customers. The vendor sends a periodic summary of the transactions executed for which the Company has collected payments on its behalf. The Company makes payment to the vendor after deduction of its share of margin, commission and costs. The Company recognizes as revenues the commission earned on these transactions and shipping costs recovered from customers.

Subscription service revenues primarily include income from various paid e-mail and other service products for the Company’s registered user base. Subscription income is deferred and recognized pro rata as fulfilled over the terms of such subscription.

Mobile value-added services (“MVAS”) revenues are derived from providing value added short messaging services (“SMS”), e-mail and other related products to mobile phone users. The Company contracts with third-party mobile phone operators for sharing revenues from these services. Mobile value-added services based revenues are recognized when the service is performed.

US Publishing business

US Publishing business primarily include advertising and sponsorship revenues and consumer subscription revenues earned from the publication of India Abroad, a weekly newspaper distributed primarily in the United States and Canada. It also includes the advertising revenues of Rediff India Abroad, the website catering to the Indian community in the United States.

Advertising revenues are recognized at the time of publication of the related advertisement. Subscription income is deferred and recognized pro rata as fulfilled over the terms of such subscription.

Revenues from banners and sponsorships are recognized over the contractual period of the advertisement, commencing when the advertisement is placed on the website, provided that no significant obligations remain and collection of the resulting receivable is probable. Obligations may include guarantee of a minimum number of impressions, or times that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved.

(f)	Costs and expenses

Costs and expenses have been classified according to their primary functions in the following categories:

Cost of revenues

Cost of revenues primarily include cost of content for the Rediff websites, editorial costs, employee compensation, stock-based compensation, internet communication, data storage, software usage, printing and circulation costs for the India Abroad and India in New York newspapers and fee based services related costs.

Sales and marketing

Sales and marketing expenses primarily include employee compensation for sales and marketing personnel, advertising and promotion expenses, market research costs and stock-based compensation. The costs of advertising are expensed as and when incurred.

Product development

Product development costs primarily include software development expenses, compensation of product development personnel and stock-based compensation. Internal and external costs incurred to develop internal use software during application development stage is capitalized when the Company’s managing director has authorized and committed to funding the development, and it is probable that the software development will be completed and the software will perform the function intended. Upgrades and enhancements are capitalized only when these relate to additional features or result in additional functionality which the existing software is incapable of performing. All costs incurred during the preliminary project and post implementation and operation stages are expensed as incurred.

General and administrative

These costs primarily include employee compensation of administrative and supervisory staff whose time is mainly devoted to strategic and managerial functions, rent, insurance premiums, electricity, telecommunication costs, legal and professional fees, stock-based compensation costs and other general expenses.

(g)	Cash and cash equivalents

The Company considers all highly liquid investments with a maturity at the date of purchase of three months or less and that are readily convertible to known amounts of cash to be cash equivalents.

Cash and cash equivalents consist of cash on hand, balances in current accounts, deposits with banks which are unrestricted as to withdrawal and use.

(h)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The Company computes depreciation for all property, plant and equipment using the straight-line method so as to expense the costs over the estimated useful lives of assets. The estimated useful lives of assets are as follows:

Furniture and fixtures	10 years
Computer equipment and software	1 to 3 years
Office equipment	3 to 10 years
Vehicles	8 years
Leasehold improvements	6 years
Website development costs	3 years

Capital work-in-progress is not depreciated until the construction and installation of the asset is complete, and the asset is available for use.

(i)	Website development costs

Costs incurred in the operations stage that provides additional functions or features to the Company’s website are capitalized and amortized over their estimated useful life of three years. Maintenance expenses or costs that do not result in new features or functions are expensed as product development costs.

(j)	Investments, at cost

Securities that do not have readily determinable fair market values are recorded at cost, subject to an impairment charge for any other than temporary decline in value. The fair values of these securities are not estimated if there are no events or changes in circumstances that may have a significant effect on the fair value. It is not practicable to estimate the fair value of these securities.

(k)	Business Combination

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. Acquisition related costs are recognized in statement of comprehensive loss as incurred. The acquiree’s identifiable assets and liabilities are recognized at their fair value at the acquisition date.

Purchase consideration in excess of the identifiable assets and liabilities is recognized as goodwill. Gain resulting from excess of the acquiree’s identifiable assets and liabilities over the purchase consideration is recognized, after reassessment, in the statement of comprehensive loss.

(l)	Goodwill

Goodwill represents the excess of purchase consideration over the fair values of the aquiree’s identifiable assets acquired and liabilities assumed in a business combination. Goodwill is assessed for impairment on an annual basis on January 1 or earlier when events or circumstances indicate that the carrying amount of goodwill exceeds its implied fair value.

Goodwill impairment assessment is a two-step test. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment loss amount, if any.

The Company uses an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology.

When required to perform the second step, the Company compares the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount exceeds the implied fair value, an impairment loss equal to that excess amount is recognized, not to exceed the goodwill carrying amount. The Company determines the implied fair value of goodwill for a reporting unit by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill. This assignment process is only for purposes of testing goodwill impairment and the Company does not adjust the carrying amounts of the recognized assets and liabilities (other than goodwill, if appropriate) or recognize previously unrecognized intangible assets in the consolidated balance sheet as a result of this assignment process.

(m)	Foreign currency

The accompanying consolidated financial statements have been presented in US dollars as the reporting currency. The functional currency of Rediff is the Indian Rupee (“Rs.” or “Rupee”) while that of its subsidiaries domiciled in the United States is the US dollar and in Canada is the Canadian dollar. Transactions in foreign currency are recorded at the original rates of exchange prevailing at the time of the transactions. Monetary assets and liabilities denominated in foreign currency are restated using the exchange rates prevailing at the date of the balance sheet. Exchange differences arising on settlement of transactions and restatement of monetary assets and liabilities at the balance sheet date are recognized in the statement of comprehensive loss.

For the purposes of presenting the consolidated financial statements, Rupees have been converted into US dollars for balance sheet accounts using the exchange rate in effect at the balance sheet date, and for revenue and expense accounts using a monthly weighted-average exchange rate. The gains or losses resulting from such translation are reported as other comprehensive income or loss, which is a separate component of shareholders’ equity.

(n)	Earnings per share

Basic earnings per share has been computed by dividing the net income (loss) from operations by the weighted average number of equity shares outstanding during the period, including equity share equivalents for ADSs issued. Diluted earnings per share is computed using the weighted average number of equity shares including equity share equivalents for ADSs issued and dilutive potential equity shares outstanding during the period, using the treasury stock method for options, except where the results would be anti-dilutive. Dilutive potential equity shares consist of the incremental equity shares issuable upon the exercise of stock options. The Company also reports earnings (loss) per ADS, where two ADSs represent one equity share.

(o)	Income taxes

Income taxes consist of current income taxes and the change in the deferred tax balances during the year. Deferred tax assets and liabilities are recognized for each entity and taxing jurisdiction for future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities and their respective tax bases and net operating loss carry-forwards, measured using the enacted tax rates expected to apply in the years in which such temporary differences are expected to be recovered or settled. The effect of changes in tax rates is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits for which future realization is uncertain.

The Company evaluates each tax positions to determine if it is more likely than not that a tax position is sustainable, based on its technical merits. If a tax position does not meet the more likely than not threshold, a liability is recorded. Additionally, for a position that is determined to, more likely than not, be sustainable, the Company measures the benefit at the highest cumulative probability of greater than 50% of being realized and establish a liability for the remaining portion.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.

(p)	Impairment or disposal of long-lived assets (excluding goodwill)

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable. The Company subjects such long-lived assets to a test of recoverability based on the undiscounted cash flows expected from use or disposition of such assets. Such events or circumstances would include changes in the market, technological obsolescence and adverse changes in profitability or regulation. If the asset is impaired, the Company recognizes an impairment loss as the difference between the estimated fair values determined using discounted cash flows and the carrying value of the asset. Assets to be disposed of are reported at the lower of the carrying value or the fair value less the cost to sell.

(q)	Intangible assets

Intangible assets consist of customer contracts and intellectual property carried at cost and amortized over their estimated useful lives, generally on a straight-line basis over three and seven years, respectively, that best reflects the economic benefits of the intangible assets.

(r)	Stock-based compensation

The Company measures the cost of services received from employees, associates, retainers and non-employee directors in exchange for share based compensation at the grant date fair value award. The Company recognizes stock-based compensation on a straight line basis over the vesting period.

(s)	Allowances for doubtful trade accounts receivable

The Company establishes an allowance for doubtful accounts on trade accounts receivable after considering the financial condition of the customer, ageing of the accounts receivable, historical experience and the current economic environment. Trade accounts receivable balances are written off against allowances only after all means of collections have been exhausted and potential of recovery is considered remote.

(t)	Employee benefit

Gratuity

The Company provided for gratuity, a defined benefit retirement plan (the Gratuity Plan) covering eligible employees. The Gratuity Plan provides a lump-sum payment to vested employees at retirement, death, incapacitation or termination of employment, of an amount based on the respective employee’s salary and the tenure of employment. Vesting occurs upon completion of five years of service. The defined benefit liability is determined by actuarial valuation, at each balance sheet date, using the projected unit credit method.

Provident fund

Eligible employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and the Company make monthly contributions to this provident fund plan equal to a specified percentage of the covered employee’s salary. Amounts collected under the provident fund plan are deposited in a government administered provident fund. The Company’s contribution to fund the benefits is expensed as incurred.

Compensated absences

The Company provided the compensated absences liability for the amounts to be paid as a result of employee’s rights to compensated absences in the year in which it is earned.

(u)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

New Accounting Pronouncements	12 Months Ended
Mar. 31, 2013
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements
3.	New Accounting Pronouncements

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance will not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprise:

	As of March 31,
	2012	2013
	US$	US$
Prepaid expenses	798,276	616,327
Supplier advances	168,737	106,143
Rent deposits	297,289	63,799
Other advances and deposits	50,920	70,137
Loans to employees	59,650	70,529
Others	263	248

Total	1,375,135	927,183

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
5.	Property, Plant and Equipment

Property, plant and equipment comprise:

	As of March 31,
	2012	2013
	US$	US$
Furniture and fixtures	497,334	473,115
Computer equipment and software	29,744,643	25,966,628
Office equipment	413,084	405,394
Vehicles	256,262	281,016
Leasehold improvements	677,932	646,925
Website development costs	2,553,410	3,452,526

Property, plant and equipment – at cost	34,142,665	31,225,604
Less: Accumulated depreciation and amortization	(27,875,525)	(26,344,562)

	6,267,140	4,881,042
Capital work-in-progress	1,131,941	899,130

Property, plant and equipment – net	7,399,081	5,780,172

In fiscal 2011, Company discontinued the use of certain software included in Website development costs and recorded an impairment charge of US$109,658 representing carrying amount.

In fiscals 2011, 2012 and 2013, the Company incurred depreciation and amortization expense of US$3,617,535, US$3,028,924 and US$3,249,417, respectively.

Acquisition of Vubites India Private Limited	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Acquisition of Vubites India Private Limited
6.	Acquisition of Vubites India Private Limited

On November 26, 2010, the Company acquired all of the equity interests in Vubites India Private Limited (“Vubites”) from the CMD, a principal shareholder in the Company (promoter and owner of Vubites). Additionally in accordance with the terms of the acquisition, Vubites’ shareholder’s loan from CMD was assumed and settled by the Company. Rediff and Vubites were not under common control because the CMD does not have controlling financial ownership interest in Rediff and as a result the acquisition has been accounted as a business combination using the purchase method. Excess of acquisition date fair value of identifiable assets acquired and liabilities assumed (after reassessment) of US$420,589 over purchase consideration represents contribution from the principal shareholder and has been recognized in the statement of shareholders’ equity.

This acquisition gives an opportunity for revenue growth by providing affordable local advertising on the television media to small businesses to reach their target audiences within the same city.

The allocation of the purchase price to the assets acquired and liabilities assumed based on their fair values as at the acquisition date was as follows:

Net asset acquired at fair values
US $
Cash acquired	23,155
Property, plant & equipment	202,856
Other assets	63,947
Amortizable intangible assets:
Customer contracts	16,270
Intellectual property	3,423,682

Total assets	3,729,910

Liabilities assumed:
Loan from Principal shareholder and the CMD of Rediff	2,711,622
Other liabilities	68,449
Deferred tax liability, net	205,159

Total Liabilities	2,985,230

Net assets acquired	744,680

Purchase price	324,091
Contribution from a principal shareholder	420,589

Acquisition related expense of US$73,125 has been recognized as general and administrative expenses in the statement of comprehensive loss. The Company settled Vubites’s employee stock options by cash consideration of US$140,468, of which an amount of US$103,946 representing the excess amount paid over the acquisition date fair value of these stock options has been immediately recognized as compensation cost in the statement of comprehensive loss. Additionally, an amount of US$140,468 was payable to Vubite’s employees which was contingent on these employees remaining in employment for period of 16 months from the acquisition date.

The results of operation of Vubites are included in the consolidated financial statements effective from November 26, 2010. Proforma financial information related to the acquisition has not been disclosed as the effect on the Company’s consolidated revenues and results of operations are not material.

Investments	12 Months Ended
Mar. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Investments
7.	Investments

Investment, cost method

In August 2010, promissory notes of Runa Inc. with a carrying amount of US$1,300,000 were converted into equity shares upon exercise of conversion option by the Company resulting in an equity interest ownership in Runa Inc. of 10%.

During the fiscal year ended March 31, 2013, the Runa Inc. offered right issue to existing shareholder and the Company subscribed of US$104,987 to maintain the existing ownership.

Investments in equity interest

The Company’s investments in equity method investees interest were as follows:

Percent of ownership of equity shares
Tachyon Technology Private Limited (Impaired in fiscal 2009)	26%
Imere Technology Private Limited (up to October 8, 2012)	44%
Eterno Infotech Private Limited (Up to December 19, 2011)	43%
Bigslick Infotech Private Limited (Impaired in fiscal 2010)	37%

The following table presents financial information for equity method investees:

	As at March 31,
	2012	2013
	US$	US$
Current assets	207,456	—
Non-current assets	103,585	—
Current liabilities	58,435	—
Non-current liabilities	195,000	—

	For years ended March 31,
	2011	2012	For the period ended October 8, 2012
	US$	US$	US$
Revenues	480,045	362,280	320,005
Total costs	1,307,874	700,337	72,910
Profit (loss) from operations	(827,829)	(338,057)	247,095
Earnings (loss) attributable to Rediff*	(785,707)	(215,735)	84,310

*	Company’s share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.

During the fiscal year ended March 31, 2011, the Company impaired its investment of US$543,220 in Tachyon Technology Private Limited after concluding that such investment was other than temporarily impaired due to uncertainties involved and fitment with long term strategy.

During the fiscal year ended March 31, 2012, the Company sold its investment in Eterno Infotech Private Limited for a consideration of US$937,866 and recorded a gain of US$749,897 under the heading “Gain on sale of equity method investee” in consolidated statement of comprehensive loss.

During the fiscal year ended March 31, 2013, the Company sold its investment in Imere Technology Private Limited for a consideration of US$1,452,944 and recorded a gain of US$1,292,168 and included as “Gain on sale of equity method investee” in consolidated statement of comprehensive loss.

Goodwill	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
8.	Goodwill

The Company’s goodwill is in respect of its acquisition of India Abroad. The goodwill has been allocated to the US Publishing business, reporting unit.

The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2012 and 2013 were as follows:

	For the year ended March 31,
	2012			2013
	Gross	Accumulated impairment	Net	Gross	Accumulated impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	8,515,168	2,000,000	10,515,168	8,515,168	2,000,000
Impairment	—	—	—	—	2,000,000	2,000,000
As at end of the year	10,515,168	8,515,168	2,000,000	10,515,168	10,515,168	—

In fiscal year 2013, the Company recognised a goodwill impairment loss of US$2,000,000. The impairment was on account of the weakness in the publishing industry which resulted in reduction of the US publishing business’s projected operating results and estimated future cash flows. The Company used an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates.

Intangible assets, net	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible assets, net
9.	Intangible assets, net

The following table summarizes the carrying amount of intangible assets comprise:

	As of March 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	14,547	6,465	8,082
Intellectual property	3,060,969	583,042	2,477,927

Total intangible assets, net	3,075,516	589,507	2,486,009

	As of March 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	13,684	10,642	3,042
Intellectual property	2,879,190	959,730	1,919,460

Total intangible assets, net	2,892,874	970,372	1,922,502

Customer contracts and intellectual property are amortized on a straight line basis over a period of three and seven years, respectively. The Company recognized amortization expense of intangible assets of US$168,863, US$470,845 and US$414,959 in fiscal 2011, 2012 and 2013 respectively. The aggregate estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

Year ending March 31,	US$
2014	414,354
2015	411,313
2016	411,313
2017	411,313
2018	274,209

Other non-current assets	12 Months Ended
Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other non-current assets
10.	Other non-current assets

Other non-current assets comprise:

	As of March 31,
	2012	2013
	US$	US$
Promissory notes *	1,100,000	—
Prepaid expenses	307,946	187,176
Rent deposits	699,223	825,055
Loans to employees	61,422	32,143

Total	2,168,591	1,044,374

*	The Company had subscribed to convertible promissory notes (referred to as the “notes”) issued by Examville.com LLC, for total cash consideration of US$1,100,000. These notes are convertible into equity shares of issuer of the notes at a conversion price that will be determined based on the issuance price of equity shares issued for future financing. If not converted during a specified period, as per the respective terms, notes shall be redeemed at par on maturity. During the year ended March 31, 2013, the Company recorded an other than temporary impairment loss of US$1,100,000 because the Company does not expect to recover the carrying amount.

Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2013
Payables And Accruals [Abstract]
Accounts payable and accrued liabilities
11.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise:

	As of March 31,
	2012	2013
	US$	US$
Accounts payable	599,495	1,592,630
Accrued expenses	2,174,267	2,141,812
Taxes payable	184,575	217,460
Employee incentive payable	647,593	145,549
Other employee payables	715,985	1,290,289
Other current liabilities	56,186	65,968

Total	4,378,101	5,453,708

Other non-current liabilities	12 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Other non-current liabilities
12.	Other non-current liabilities

Other non-current liabilities comprise:

	As of March 31,
	2012	2013
	US$	US$
Unearned revenues	345,224	217,021
Retirement benefits	409,261	479,799
Other liabilities	202,844	197,438

Total	957,329	894,258

Shareholders' equity	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Shareholders' equity
13.	Shareholders’ equity

Treasury shares

During the fiscal year ended March 31, 2010 the Company formed Rediff.com India Limited Employee Trust (“Trust”). The Trust is controlled and administrated by senior employees of the Company. The Company is the primary beneficiary of the Trust and, accordingly has consolidated the Trust. The Trust acquired 1,015,000 shares for a consideration of US$4,426,605 and reserved these shares for benefit of Company’s employees and directors.

Sales and marketing	12 Months Ended
Mar. 31, 2013
Other Income And Expenses [Abstract]
Sales and marketing
14.	Sales and marketing
Sales and marketing expense includes advertising cost of US$1,524,086, US$1,650,747 and US$92,135 for the fiscal years ended March 31, 2011, 2012 and 2013 respectively.

Related party transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
15.	Related party transactions

The Company’s principal related parties are its founder shareholders, directors and companies that the founder shareholders and directors control. The Company enters into transactions with such related parties in the normal course of business. Related party transactions and balances, other than purchase of subsidiary from a principal shareholder as described in note 6, are as follows:

Advertising Revenues

During the fiscal year ended March 31, 2011, 2012 and 2013, the Company earned advertising revenues of US$721,974, US$ Nil and US$ Nil respectively, from Edelweiss Capital Services Ltd in which a director of Rediff is shareholder and director.

Product Development Expenses

During the fiscal years ended March 31, 2011, 2012 and 2013, the Company incurred product development expenses (including amount capitalized) of US$167,833, US$137,490, and US$95,395, respectively, on account of services rendered by Tachyon Technologies Private Ltd, an equity method investee.

Trade account receivables write off

During the fiscal year ended March 31, 2013, the Company wrote off US$206,974 trade account receivables from Edelweiss Capital Services Ltd in which a director of Rediff is shareholder and director against the recorded allowance. The allowance for trade account receivables was recorded in the year ended March 31, 2012.

Investment

During the fiscal year ended March 31, 2013, the Company subscribed to rights issued by Runa Inc. and by means of the exercise of those rights purchased shares in Runa Inc. for US$104,987. A director of the Company is a shareholder and key member of the management personnel of Runa Inc.

Balances with related parties include:

	As of March 31,
	2012	2013
	US$	US$
Trade account receivable for advertising revenues (net of allowance of US$206,974 )	90,835	—

Accounts payable for product development expense	12,612	14,709

Retirement Benefits	12 Months Ended
Mar. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Retirement Benefits
16.	Retirement Benefits

Gratuity

The Company provides for gratuity on an actuarial valuation. The Company has an unfunded defined benefit retirement plan covering eligible employees in India. This plan provides for a lump-sum payment to be made to vested employees at retirement, death or termination of employment of an amount equivalent to 15 days basic salary, payable for each completed year of service. These gratuity benefits vest upon an employee’s completion of five years of service.

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2011, 2012 and 2013. The measurement date used is March 31 of the relevant fiscal year.

	2011	2012	2013
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	349,624	434,594	446,146
Acquisition	7,874	—	—
Actuarial (gain) loss	(16,687)	(10,478)	14,941
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Benefits paid	(22,851)	(39,297)	(26,382)
Effect of exchange rate changes	5,243	(59,643)	(26,257)

Benefit obligation at the end of the year	434,594	446,146	527,512

Current – (included in other employee payable)	35,220	36,885	47,713
Non-current – (included in retirement benefits)	399,374	409,261	479,799

Accumulated benefit obligation was US$247,312 and US$290,852 as of March 31, 2012 and 2013 respectively.

Net gratuity cost for the years ended March 31, 2011, 2012 and 2013 comprise of the following:

	2011	2012	2013
	US$	US$	US$
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Recognized net actuarial (gain) loss	(16,687)	(10,478)	14,941

Net gratuity cost	94,704	110,492	134,005

The assumptions used in accounting for gratuity in the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	9.00%	9.24%	8.75%

Rate of increase in compensation	10% for first year and 7% thereafter	7.00%	7.00%

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2014	47,713
2015	42,140
2016	52,234
2017	161,243
2018	65,913
2019-2023	446,148

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligation as of March 31, 2013.

Provident Fund

Employees based in India and the Company each, contribute at the rate of 12% of salaries to a provident fund maintained by the Government of India for the benefit of such employees. The provident fund is a defined contribution plan. Accordingly, the Company expenses such contributions as incurred. Amounts contributed by the Company to the provident fund, in aggregate, were US$252,004, US$279,396 and US$259,684 for the years ended March 31, 2011, 2012 and 2013, respectively.

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
17.	Income Taxes

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2011	2012	2013
	US$	US$	US$
– Domestic	(4,870,380)	(6,422,577)	(7,177,897)
– Foreign	(898,648)	(973,378)	(4,371,884)

Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Current income tax (benefit) expense	17,279	65,555	(33,248)

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2011	2012	2013
	US$	US$	US$
Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Indian statutory income tax rate	33.218%	32.445%	32.445%

Expected income tax expense (benefit)	(1,916,356)	(2,399,618)	(3,747,327)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	185,741	298,428	245,313
Valuation allowance recognised during the year	1,805,725	2,337,757	3,060,830
Goodwill Impairment	—	—	648,900
Tax in foreign jurisdictions	(26,208)	(52,715)	(142,710)
Earnings (loss) of equity method investees	(260,996)	(69,995)	27,354
Others	229,373	(48,302)	(125,608)

Income tax (benefit) expense	17,279	65,555	(33,248)

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2012	2013
	US$	US$

Net operating loss carry forwards	4,659,466	7,062,788
Depreciation and amortization	4,052,339	4,358,969
Allowances for doubtful accounts receivables	1,091,749	343,500
Employee benefits	290,111	322,573
Minimum alternate tax credit	334,636	314,764
Loss of equity method investees	354,926	270,527

Gross deferred tax assets	10,783,227	12,673,121
Valuation allowance	(10,783,227)	(12,673,121)

Deferred tax assets	—	—

Deferred tax liability:
Intangible assets	244,429	185,982

Net Deferred tax liability	244,429	185,982

Movements in valuation allowance:

	As of March 31,
	2012	2013
	US$	US$
Balance as at beginning of the year	10,375,601	10,783,227
Valuation allowance recognised during the year	2,337,757	3,060,830
Expired net operating carry forward losses	(1,071,323)	(811,255)
Reduction on account of unrecognized tax benefit	4,036	5,010
Effect of currency translation	(862,844)	(364,691)

Balance as at end of the year	10,783,227	12,673,121

Rediff’s net operating loss carry forwards aggregating approximately US$7,676,956 as of March 31, 2013 will expire between April 2013 and March 2019.

As of March 31, 2013, ValuCom has net operating loss carry forwards available to offset future federal taxable income of US$3,033,000, which expire in years 2021 through 2031.

As of March 31, 2013, Rediff Holdings, Inc. has net operating loss carry forwards of approximately US$7,126,000 for federal income tax purposes, which expire in years 2020 through 2032.

Unabsorbed depreciation of US$14,237,632 can be indefinitely carried forward.

Realization of the future tax benefits related to the deferred tax asset is dependent on many factors, including the Company’s ability to generate taxable income within the net operating loss carry forward period. Management has considered these factors and believes that a valuation allowance is required for each of the periods presented.

Recoverable taxes mainly consist of withholding tax on income from advertising services and interest income, which the Company claimed as refund.

A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2012 and 2013 is as follows:

	2012	2013
	US$	US$
Unrecognized tax benefits balance at beginning of the year	32,442	21,224

Gross decrease for tax positions of prior years	(7,090)	(14,483)
Effect of currency translation	(4,128)	(1,260)

Unrecognized tax benefits balance at end of the year	21,224	5,481

The Company’s two major tax jurisdictions are India and the U.S., though the Company also files tax returns in other foreign jurisdiction. In India, tax returns from fiscal year 2010 are subject to examination by the direct taxing authority. The assessments for fiscal year 2000 onwards are subject matters of appeals with the direct taxing authorities. The Company’s U.S. federal and state tax returns pertaining to fiscal year 2012 onwards remains subject to examination in accordance with the statute of limitation prescribed by the relevant authorities.

Segments	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segments
18.	Segments

The chief operating decision maker’s (Rediff’s Chairman and Managing Director) allocates resources to and assess the performance of the segments of the Company. The chief operating decision maker evaluates segment performance by results of the segment before operating expenses.

The Company has two operating segments, namely, the India Online business and the U.S. Publishing business.

(i)	India Online business primarily includes revenues from advertising and fee-based services. Advertising includes revenues mainly from display and performance based advertising and to a lesser extent from sponsorships. Fee-based services include revenues from online shopping, subscription services and mobile value-added services.

(ii)	US Publishing business primarily includes revenues from the Rediff India Abroad website and revenues from the print newspapers, India Abroad and India in New York.

Following are the segment results and segment assets for the years ended March 31, 2011, 2012 and 2013.

	2011			2012			2013
	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Revenues from external customers:
Advertising	13,817,053	3,548,083	17,365,136	12,517,461	3,462,646	15,980,107	8,485,560	2,872,638	11,358,198
Fee based services	4,125,556	304,771	4,430,327	3,705,761	256,398	3,962,159	4,041,904	258,602	4,300,506

Total revenues	17,942,609	3,852,854	21,795,463	16,223,222	3,719,044	19,942,266	12,527,464	3,131,240	15,658,704

Cost of revenues (excluding depreciation and amortization)	8,299,834	2,496,145	10,795,979	8,241,612	2,532,509	10,774,121	7,470,935	2,480,949	9,951,884

Segment Results	9,642,775	1,356,709	10,999,484	7,981,610	1,186,535	9,168,145	5,056,529	650,291	5,706,820

Segment Assets	57,334,942	4,702,523	62,037,465	44,457,954	3,483,912	47,941,866	35,577,371	820,713	36,398,084

Capital expenditures	4,034,753	11,303	4,046,056	5,375,763	33,786	5,409,549	2,105,552	2,315	2,107,867
Depreciation/amortization	3,776,809	9,589	3,786,398	3,490,725	9,044	3,499,769	3,651,816	12,560	3,664,376

The following is a reconciliation of the segment results to (loss) income before income taxes of the Company for the years ended March 31, 2011, 2012 and 2013.

	2011	2012	2013
	US$	US$	US$

Segment result	10,999,484	9,168,145	5,706,820
Operating expenses (including depreciation and amortization)	(19,695,625)	(20,005,598)	(19,571,322)
Other income, net	2,927,113	3,441,498	2,314,721

Net loss before income taxes and equity in net earnings (loss) of equity method investees	(5,769,028)	(7,395,955)	(11,549,781)

The following is a reconciliation of the segment assets to the total assets as at March 31, 2012 and 2013.

	As at March 31,
	2012	2013
	US$	US$
India Online business	44,457,954	35,577,371
US Publishing business	3,483,912	820,713

Total segment assets	47,941,866	36,398,084
Investments in equity method investees	81,473	—
Investment, at cost	1,300,000	1,404,987
Promissory note	1,100,000	—
Rediff.com India Employee trust	44,880	45,931

Total assets	50,468,219	37,849,002

Revenues are attributed to individual countries according to the location of the customers.

Revenues derived from customers are as follows:

	Years ended March 31,
	2011	2012	2013
	US$	US$	US$
United States and Canada	3,628,056	3,382,387	3,030,249
India	17,615,686	16,078,008	12,241,845
Rest of the world	551,721	481,871	386,610

Total revenues	21,795,463	19,942,266	15,658,704

No single customer accounted for 10 percent or more of the total revenues for the years ended March 31, 2011, 2012 and 2013.

Long-lived assets by location are as follows:

	As of March 31,
	2012	2013
	US$	US$
United States and Canada	2,055,307	45,063
India	9,829,783	7,657,611

Total	11,885,090	7,702,674

Concentration of credit risk	12 Months Ended
Mar. 31, 2013
Risks And Uncertainties [Abstract]
Concentration of credit risk
19.	Concentration of credit risk

Concentrations of credit risk exist when changes in economic or geographic factors affect groups of counter parties whose aggregate credit exposure is material in relation to the Company’s total credit exposure.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash equivalents and accounts receivable.

The Company maintains the majority of its cash in Indian Rupees with reputed banks in India with high quality credit rating.

The Company performs ongoing evaluations to determine customer credit limit, but no collateral is required. In 2012 and 2013, approximately 88% and 85% of our accounts receivable were derived from revenues earned from customers located in India. The majority of the customers outside India are located in the United States.

Stock-based compensation	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation
20.	Stock-based compensation

2002 Stock Option Plan

In January 2002 the Company’s Board of Directors approved the 2002 Stock Option Plan (“2002 plan”), which provides for the grant of stock options to the Company’s employees. Unless terminated sooner, a grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 280,000 of the Company’s equity shares were reserved pursuant to 2002 plan.

Under the terms of the 2002 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2002 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of Options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	17,750	16.61
Expired	1,250	2.28

Outstanding as at March 31, 2013	16,500	17.69	5.6	—

Exercisable as at March 31, 2013	8,625	13.70	3.2	—

The total grant date fair value of stock options vested during the year ended March 31, 2013 was US$78,645. There were no vesting during the year ended March 31, 2011 and 2012.

The weighted average grant date fair value of options granted during the year ended March 31, 2012 was US$14.98. There were no options granted during the years ended March 31, 2011 and 2013. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$912,558. There were no options exercised during the years ended March 31, 2011 and 2013.

Cash received from option exercises under the 2002 Stock Option Plan for the year ended March 31, 2012 was US$243,234.

As of March 31, 2013, there was US$55,208 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted average period of 2.3 years. To the extent the forfeiture rate is different from what we have anticipated stock-based compensation related to these awards will be different from our expectations.

2004 Stock Option Plan

In June 2004, the Company’s Board of Directors approved the 2004 Stock Option Plan (“2004 plan”), which provide for the grant of stock options to the Company’s employees. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 358,000 of the Company’s equity shares were reserved pursuant to 2004 plan.

Under the terms of the 2004 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2004 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	135,487	11.40
Forfeited	375	5.16

Outstanding as at March 31, 2013	135,112	11.41	3.6	19,600

Exercisable as at March 31, 2013	117,237	12.37	3.2	12,450

The total grant date fair value of stock options vested during the year ended March 31, 2011, 2012 and 2013 was US$146,602, US$705,890 and US$108,481, respectively.

There were no options granted during the years ended March 31, 2011, 2012 and 2013. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$1,230,857. There were no options exercised during the years ended March 31, 2011 and 2013.

Cash received from option exercises under the 2004 Stock Option Plan for the year ended March 31, 2012 was US$912,310.

As of March 31, 2013, there was US$14,131 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted average period of 0.3 year. To the extent the forfeiture rate is different from what we have anticipated stock-based compensation related to these awards will be different from our expectations.

2006 Stock Option Plan

The 2006 Stock Option Plan (“2006 ESOP”) consists of two plans, namely the ADR Linked Employee Stock Option Plan-2006 and Employee Stock Option Plan-2006 which is linked to the shares of the Company. These plans were adopted and approved by the Compensation committee on June 20, 2006 in accordance with the approval granted by shareholders on March 31, 2006. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 670,000 equity shares were approved for issuance under both the plans.

Under the terms of the 2006 plans, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 20% - 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one equity share / ADS depending on the plan to which the option relates at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price for the ADR Linked Employee Stock Option Plan-2006 is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant. The exercise price for the Employee Stock Option Plan-2006 is also determined by the board (or a committee or a sub-committee of the board) and shall not be less than the face value of equity shares.

A summary of option activity under the 2006 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	516,438	8.48
Forfeited	10,625	5.26

Outstanding as at March 31, 2013	505,813	8.50	5.9	1,132,420

Exercisable as at March 31, 2013	363,563	9.80	5.3	793,030

The total grant date fair value of stock options vested during the year ended March 31, 2011, 2012 and 2013 was US$740,930, US$873,798 and US$1,542,072 respectively.

The weighted-average grant-date fair value of options granted during the year ended March 31, 2011, 2012 and 2013 was US$15.37, US$12.86 and US$ Nil for each option, respectively. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$670,998. There were no stock options exercised during the years ended March 31, 2011 and 2013.

Cash received from option exercises under the 2006 Stock Option Plan for the year ended March 31, 2012 was US$209,133.

As of March 31, 2013, there was US$903,962 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted-average period of 2.0 years. To the extent the forfeiture rate is different from what we have anticipated stock-based compensation related to these awards will be different from our expectations.

There was no grant during the year ended March 31, 2013. The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2011	2012	2013
Dividend yield	0%	0%	—
Expected term	5.5 – 7 years	5.5 – 7 years	—
Risk free interest rates	2.04% – 2.77%	1.23% – 2.84%	—
Expected volatility	75.88% – 77.61%	78.36% – 81.98%	—

Expected volatilities are based on the historical volatility of the Company’s stock. The expected term of stock options granted under the Plans is based on historical exercise patterns, which the Company believes are representative of future behavior. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Total stock-based compensation cost recognized under the various employee stock option plans were US$559,157, US$787,874 and US$756,090 for the year ended March 31, 2011, 2012 and 2013 respectively. The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	78,559	60,224	50,151
Sales and marketing	161,506	138,930	122,316
Product development	187,378	385,737	321,473
General and administrative	131,714	202,983	262,150

Earnings (loss) per share and ADS	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings (loss) per share and ADS
21.	Earnings (loss) per share and ADS

For the years ended March 31, 2011, 2012 and 2013, the following table sets forth the computation of basic and diluted earnings per share and ADS:

		Year ended March 31,
		2011		2012		2013
Net loss		US$	(6,572,014)	US$	(7,677,245)	US$	(11,432,223)
Weighted average equity shares for basic and diluted earnings (loss) per share			13,783,033		13,758,635		13,795,178
Earnings /(loss) per share	– basic		(0.477)		(0.558)		(0.828)
	– diluted		(0.477)		(0.558)		(0.828)
Earnings / (loss) per ADS	– basic		(0.238)		(0.279)		(0.414)
	– diluted		(0.238)		(0.279)		(0.414)

Potentially dilutive shares relating to outstanding employee stock option aggregating 255,080, 324,027 and 140,247 as at March 31, 2011, 2012 and 2013, respectively have been excluded from the computation of diluted earnings per share for these periods as their effect was anti-dilutive.

Dividends	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Dividends
22.	Dividends

Dividends, if any, will be declared and paid in Indian Rupees. Indian law requires that any dividend be declared out of accumulated distributable profits only after the transfer to a general reserve of a specified percentage of net profit computed in accordance with current regulations. The remittance of dividends outside India is governed by Indian law on foreign exchange and is subject to applicable taxes.

Allowance for doubtful trade accounts receivables	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Allowance for doubtful trade accounts receivables
23.	Allowance for doubtful trade accounts receivables

Description	Balance at Beginning of Period	Expense / Reversal	Bad debts written off	Effect of exchange rate changes	Balance at end of period
	US$	US$	US$	US$	US$
Fiscal 2013	3,200,434	(48,580)	(2,106,011)	(169,543)	876,300
Fiscal 2012	4,022,664	37,700	(423,245)	(436,685)	3,200,434
Fiscal 2011	4,128,829	(144,263)	—	38,098	4,022,664

Fair value of financial instruments	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of financial instruments
24.	Fair value of financial instruments

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable and accrued liabilities, approximate their fair values due to the short- term nature of these instruments.

As discussed in Note 8, the Company’s US publishing business reporting unit has been measured at fair value of US$6.35 million on a non-recurring basis, using level 3 — unobservable inputs, for annual goodwill impairment test. Accordingly, the Company has recorded an impairment charge of US$2,000,000 on December 31, 2012.

Estimation of fair value of financial instrument relies on management judgment; however there are inherent uncertainties in any estimation technique. Therefore, for substantially all financial instruments, the fair values are not necessarily indicative of all the amounts the Company could have realized in a sales transaction as of March 31, 2013. The estimated fair value amounts as of March 31, 2013 have been measured as of this date, and have not been re-evaluated or updated for purposes of these consolidated financial statements.

Commitments and contingencies	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and contingencies
25.	Commitments and contingencies

As of March 31, 2013, the Company has commitment for purchase of computer equipment and cost to develop internal use software aggregating US$675,458.

Commitment relating to operating leases is as below:

The Company leases office premises and residential apartments for employees under various operating leases. Certain of these arrangements have free or escalating rent payment provisions. The Company recognized rent expense under such arrangements on a straight-line basis. Operating lease expense that has been included in the determination of the net income is as follows:

	Years ended March 31,
	2011	2012	2013
	US$	US$	US$
Office premises	707,772	778,364	726,893
Residential apartments for employees	128,956	102,725	104,557

Total operating lease expense	836,728	881,089	831,450

The minimum annual lease commitments under the above operating leases that have initial or remaining terms in excess of one year are as follows:

For the year ending March 31,	US$
2014	350,284
2015	217,794
2016	224,328
2017	231,058
2018	278,742

Litigation and Other Legal Matters

Action Relating to Access to Pornographic Material

On June 21, 2000, Rediff, certain of its directors and others (Ajit Balakrishnan, Arun Nanda, Abhay Havaldar, Sunil Phatarphekar, Charles Robert Kaye and Tony Janz) were named as defendants in a criminal complaint (RCC Complaint Number 76 of 2000) filed by Mr. Abinav Bhatt, who was then a 22 year old student, before the Judicial Magistrate, First Class, Pune, India, alleging commission of an offence, under Section 292 of the IPC for distributing, publicly exhibiting and putting into circulation obscene, pornographic and objectionable material. The RCC Complaint alleged that Rediff, through its website “www.rediff.com”, provided a search facility that enabled Internet users to view pornographic, objectionable and obscene material. On November 27, 2000, the Judicial Magistrate passed an order on the Complaint holding that a prima facie case under Section 292 of the IPC had been made out against Rediff and directed commencement of criminal proceedings against all the defendants. A criminal writ petition was filed in the High Court of Mumbai (Sunil N. Phatarphekar & Ors. v. Abhinav Bhatt and Ors., Mumbai High Court, Criminal Writ Petition No. 1754 of 2000) by the aforementioned defendants, seeking among other relief the setting aside of the order of the Judicial Magistrate. The High Court of Mumbai in its order dated December 20, 2000, while granting ad-interim relief to the petitioners in the Writ Petition, stayed the order of Judicial Magistrate pending final disposal of the Writ Petition. The Writ Petition has been admitted by the High Court of Mumbai. While Rediff believes that the lawsuit is without merit, and that it and its directors have a valid defense to the charges, in the event that it is unsuccessful in its defense, Rediff and its directors may face both criminal penalties and monetary fines or damages.

Under Indian law, any person who publishes or transmits or causes to be published in the electronic form, any material which is lascivious or appeals to the prurient interest or if its effect is such as to tend to deprave and corrupt persons who are likely, having regard to all relevant circumstances, to read, see or hear the matter contained or embodied in it, shall be punished (i) for the first conviction, with imprisonment of up to five years and with a fine of up to Rs.100,000 (approximately US$2,000); and (ii) in the event of a second conviction, with imprisonment of up to ten years and with a fine of up to Rs.200,000 (approximately US$4,000).

Actions Relating to Trademark Infringement

In May, 2008, a complaint was filed by The Board of Control of Cricket in India (“BCCI”) against Sandeep Goyal and Rediff alleging that the depiction of images on the online game known as Indian Fantasy League started by Sandeep Goyal has been violative of the Indian Premier League (“IPL”) trademark. BCCI is seeking (a) a permanent injunction restraining defendants from the use of logo “Indian Fantasy League.com”; (b) shutdown of the website Indianfantasyleague.com; (c) to render the accounts of all profits earned by the said website and damages to the tune of Rs.1.0 million (approximately US$20,000). Rediff has filed its response to BCCI Complaint, and among the defenses Rediff has raised are: (a) it is Sandeep Goyal who has infringed the trademark of IPL and not Rediff.com; (b) Rediff.com only provides the domain hosting and web based email solution services which enables the subscriber to set up and manage their website as per the terms and conditions of Rediff business solutions; (c) subscribers such as Sandeep Goyal are required to abide by and comply with the terms and conditions Rediff imposes on its subscribers which provides that the subscriber shall be solely responsible for producing, electronically uploading and maintaining his website and such subscriber shall ensure that all upload material shall be owned and/or properly licensed by the Subscriber and shall not adversely affect any rights of any third party. Although Rediff believes that it has valid defenses to the charges, if Rediff is unsuccessful after exhausting all legal remedies, we could be subject to monetary fines or damages.

In February, 2006, a complaint was filed by Marksman Pvt. Ltd. against various telecom operators and internet service providers and Rediff.com alleging infringement of copyright of Marksman by way of dissemination of information relating to scores, alerts and updates and or other events happenings via Short Message Service (SMS) Technology on wireless and mobile telephones in respect of One Day International Cricket Matches (“ODIs”) during India’s tour of Pakistan Scheduled in February, 2006. The Company has filed its response and among the defenses raised were: (a) Rediff.com along with other telecom operators and service providers have not infringed the copyrights of Marksman; (b) the information relating to scores, alerts and updates and or other events happening via Short Message Service (SMS) Technology on wireless and mobile telephones in respect of ODIs which was being provided to subscribers was sourced from public domain and as such no exclusivity can be claimed since it falls into public domain. The one judge panel, while dismissing a request for an interim order, has directed the defendants to maintain the accounts of the SMS received during the ODIs. Marksman will have to first amend the suit to seek damages before any claim is made against Rediff.com. In 2006, Marksman has sought to amend the suit prayer to include damages. Although the Company believes that it has valid defenses to the charges, if the Company is unsuccessful after exhausting all legal remedies, the Company could be subject to monetary fines or damages.

Actions Relating to Patent Infringement

In March, 2009 a complaint was filed against Rediff and 12 other defendants by S. Ramkumar, alleging violation of his patent rights in respect of Mobile phones with plurality of SIM cards sold through Rediff’s Shopping website. S. Ramkumar is seeking permanent injunction restraining the defendants, including Rediff, from infringing upon his patent with respect to the Mobile phones with plurality of SIM cards allocated to different communication networks, by manufacturing, marketing, selling and distributing mobile phones having simultaneous use of more than one SIM thereby infringing his products and patented process. S. Ramkumar is also claiming damages in the amount of Rs.1.0 million (approximately US$20,000). Rediff has already filed its response to the court based on the following defenses: (a) it is the vendors, and not Rediff, that sells shopping products on its website and that it has not infringed on any of Ramkumar’s intellectual property rights; (b) Rediff’s Shopping website only provides an online platform that enables customers and sellers to enter into sale/purchase transactions and it is not involved in the sale or purchase of the goods/products listed on its website; and (c) vendors are required to comply with the terms and conditions Rediff imposes on vendors using Rediff Shopping, which include providing Rediff with the description of their products, prices and product images, and which also specifically provide that vendors shall not infringe on third party rights, including third-party intellectual property rights. The case is likely to be taken up for arguments sometime in the future. Though Rediff is arrayed as a defendant, S. Ramkumar’s main grievance is only against the other defendants who are manufacturing, selling and distributing multiple SIM cards in alleged violation of the patent in favor of the S. Ramkumar. However, given the nature of the suit and pleadings there would not be any substantial monetary claim on the Company.

The Company is also subject to other legal proceedings and claims, which have arisen in the ordinary course of its business. Those actions, when ultimately concluded and determined, will not, in the opinion of management, have a material effect on the results of operations, cash flows or the financial position of the Company.

The Company has not recognized any loss accrual for the litigation disputes as the Company believes that it is probable that it would be successful on resolution of the litigation. The maximum total loss relating to these disputes would be US$44,000 excluding any interest and penalties, which amounts cannot be reasonably estimated at this point of time.

Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of Preparation
(a)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of Rediff and its wholly – owned subsidiaries and variable interest entity (VIE) in which the Company is the primary beneficiary. All inter-company accounts and transactions are eliminated on consolidation.

Investments in Equity Method Investees
(c)	Investments in equity method investees

Investments in entities in which the Company can exercise significant influence, but does not own a majority equity interest or otherwise control, are accounted for using the equity method. The Company records its share of the results of these companies in the consolidated statement of comprehensive loss as equity in net earnings (loss) of equity method investees. The Company reviews its investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the companies including current earnings trends and forecasted cash flows, and other company and industry specific information. Measurement of any impairment loss is based on its excess of the carrying value of the investment over its fair value.

Use of Estimates
(d)	Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent liabilities on the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include allowances for doubtful trade accounts receivables, impairment of goodwill, property, plant and equipment, intangible and investments, useful lives of property, plant and equipment and intangible assets, valuation of deferred tax assets, stock based compensation and employee benefits. Actual results could differ from those estimates.

Revenue Recognition
(e)	Revenue recognition

India Online business

India Online business includes revenues from advertising and fee based services. Advertising includes advertisement and sponsorships. Fee based services include e-commerce, subscription services and mobile value-added services. E-commerce revenues primarily consist of commission earned on sale of items to customers who shop online while subscription services consist of subscriptions received for using e-mail and other subscriber services. Mobile value-added services include revenues derived from providing value added short messaging services and other related products to mobile phone users.

Advertisement and sponsorship income is derived from customers who advertise on the Company’s website or to whom direct links from the Company’s website to their own websites are provided and income earned from sending targeted emails to Rediffmail subscribers.

Revenue from display of advertisement and sponsorship is recognized ratably based on delivery over the contractual period of the advertisement, commencing when the advertisement is placed on the website or broadcast. Revenues are also derived from sponsor buttons placed in specific areas of the Company’s website, which generally provide users with direct links to sponsor websites. These revenues are recognized ratably over the period in which the advertisement is displayed, provided that no significant Company obligations remain and collection of the resulting receivable is probable. Company obligations may include guarantees of a minimum number of impressions, or times, that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved. The Company also earns revenues from the sending of e-mail messages to its users on behalf of advertisers and such revenues are recognized ratably over the contracted period.

E-commerce revenue primarily consists of commission from the sale of books, music, apparel, confectionery, gifts and other items to retail customers who shop at the Company’s online store. Customers directly place orders with vendors through the Company’s website. When an order is placed, the Company informs the vendor through an intranet and also confirms whether payment has already been collected by the Company through credit card/debit card or cheques, or whether the payment is to be made by the customer on cash-on-delivery (“COD”) basis. The vendor then dispatches the products to the customers. The vendor sends a periodic summary of the transactions executed for which the Company has collected payments on its behalf. The Company makes payment to the vendor after deduction of its share of margin, commission and costs. The Company recognizes as revenues the commission earned on these transactions and shipping costs recovered from customers.

Subscription service revenues primarily include income from various paid e-mail and other service products for the Company’s registered user base. Subscription income is deferred and recognized pro rata as fulfilled over the terms of such subscription.

Mobile value-added services (“MVAS”) revenues are derived from providing value added short messaging services (“SMS”), e-mail and other related products to mobile phone users. The Company contracts with third-party mobile phone operators for sharing revenues from these services. Mobile value-added services based revenues are recognized when the service is performed.

US Publishing business

US Publishing business primarily include advertising and sponsorship revenues and consumer subscription revenues earned from the publication of India Abroad, a weekly newspaper distributed primarily in the United States and Canada. It also includes the advertising revenues of Rediff India Abroad, the website catering to the Indian community in the United States.

Advertising revenues are recognized at the time of publication of the related advertisement. Subscription income is deferred and recognized pro rata as fulfilled over the terms of such subscription.

Revenues from banners and sponsorships are recognized over the contractual period of the advertisement, commencing when the advertisement is placed on the website, provided that no significant obligations remain and collection of the resulting receivable is probable. Obligations may include guarantee of a minimum number of impressions, or times that an advertisement appears in pages viewed by users of the Company’s website. To the extent that minimum guaranteed impressions are not met, the Company defers recognition of the corresponding revenues until the guaranteed impression levels are achieved.

Costs and Expenses
(f)	Costs and expenses

Costs and expenses have been classified according to their primary functions in the following categories:

Cost of revenues

Cost of revenues primarily include cost of content for the Rediff websites, editorial costs, employee compensation, stock-based compensation, internet communication, data storage, software usage, printing and circulation costs for the India Abroad and India in New York newspapers and fee based services related costs.

Sales and marketing

Sales and marketing expenses primarily include employee compensation for sales and marketing personnel, advertising and promotion expenses, market research costs and stock-based compensation. The costs of advertising are expensed as and when incurred.

Product development

Product development costs primarily include software development expenses, compensation of product development personnel and stock-based compensation. Internal and external costs incurred to develop internal use software during application development stage is capitalized when the Company’s managing director has authorized and committed to funding the development, and it is probable that the software development will be completed and the software will perform the function intended. Upgrades and enhancements are capitalized only when these relate to additional features or result in additional functionality which the existing software is incapable of performing. All costs incurred during the preliminary project and post implementation and operation stages are expensed as incurred.

General and administrative

These costs primarily include employee compensation of administrative and supervisory staff whose time is mainly devoted to strategic and managerial functions, rent, insurance premiums, electricity, telecommunication costs, legal and professional fees, stock-based compensation costs and other general expenses.

Cash and Cash Equivalents
(g)	Cash and cash equivalents

The Company considers all highly liquid investments with a maturity at the date of purchase of three months or less and that are readily convertible to known amounts of cash to be cash equivalents.

Cash and cash equivalents consist of cash on hand, balances in current accounts, deposits with banks which are unrestricted as to withdrawal and use.

Property, Plant and Equipment
(h)	Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. The Company computes depreciation for all property, plant and equipment using the straight-line method so as to expense the costs over the estimated useful lives of assets. The estimated useful lives of assets are as follows:

Furniture and fixtures	10 years
Computer equipment and software	1 to 3 years
Office equipment	3 to 10 years
Vehicles	8 years
Leasehold improvements	6 years
Website development costs	3 years

Capital work-in-progress is not depreciated until the construction and installation of the asset is complete, and the asset is available for use.

Website Development Costs
(i)	Website development costs

Costs incurred in the operations stage that provides additional functions or features to the Company’s website are capitalized and amortized over their estimated useful life of three years. Maintenance expenses or costs that do not result in new features or functions are expensed as product development costs.

Investments, at Cost
(j)	Investments, at cost

Securities that do not have readily determinable fair market values are recorded at cost, subject to an impairment charge for any other than temporary decline in value. The fair values of these securities are not estimated if there are no events or changes in circumstances that may have a significant effect on the fair value. It is not practicable to estimate the fair value of these securities.

Business Combination
(k)	Business Combination

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. Acquisition related costs are recognized in statement of comprehensive loss as incurred. The acquiree’s identifiable assets and liabilities are recognized at their fair value at the acquisition date.

Purchase consideration in excess of the identifiable assets and liabilities is recognized as goodwill. Gain resulting from excess of the acquiree’s identifiable assets and liabilities over the purchase consideration is recognized, after reassessment, in the statement of comprehensive loss.

Goodwill
(l)	Goodwill

Goodwill represents the excess of purchase consideration over the fair values of the aquiree’s identifiable assets acquired and liabilities assumed in a business combination. Goodwill is assessed for impairment on an annual basis on January 1 or earlier when events or circumstances indicate that the carrying amount of goodwill exceeds its implied fair value.

Goodwill impairment assessment is a two-step test. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment loss amount, if any.

The Company uses an income-based valuation approach to determine the fair value of the reporting unit by estimating the present value of future cash flows after considering current economic conditions and trends, estimated future operating results and growth rates, anticipated future economic and regulatory conditions and availability of necessary technology.

When required to perform the second step, the Company compares the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. If the carrying amount exceeds the implied fair value, an impairment loss equal to that excess amount is recognized, not to exceed the goodwill carrying amount. The Company determines the implied fair value of goodwill for a reporting unit by assigning the fair value of the reporting unit to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination. The excess of the fair value of the reporting unit over the amounts assigned to its assets and liabilities is the implied fair value of the goodwill. This assignment process is only for purposes of testing goodwill impairment and the Company does not adjust the carrying amounts of the recognized assets and liabilities (other than goodwill, if appropriate) or recognize previously unrecognized intangible assets in the consolidated balance sheet as a result of this assignment process.

Foreign Currency
(m)	Foreign currency

The accompanying consolidated financial statements have been presented in US dollars as the reporting currency. The functional currency of Rediff is the Indian Rupee (“Rs.” or “Rupee”) while that of its subsidiaries domiciled in the United States is the US dollar and in Canada is the Canadian dollar. Transactions in foreign currency are recorded at the original rates of exchange prevailing at the time of the transactions. Monetary assets and liabilities denominated in foreign currency are restated using the exchange rates prevailing at the date of the balance sheet. Exchange differences arising on settlement of transactions and restatement of monetary assets and liabilities at the balance sheet date are recognized in the statement of comprehensive loss.

For the purposes of presenting the consolidated financial statements, Rupees have been converted into US dollars for balance sheet accounts using the exchange rate in effect at the balance sheet date, and for revenue and expense accounts using a monthly weighted-average exchange rate. The gains or losses resulting from such translation are reported as other comprehensive income or loss, which is a separate component of shareholders’ equity.

Earnings Per Share
(n)	Earnings per share

Basic earnings per share has been computed by dividing the net income (loss) from operations by the weighted average number of equity shares outstanding during the period, including equity share equivalents for ADSs issued. Diluted earnings per share is computed using the weighted average number of equity shares including equity share equivalents for ADSs issued and dilutive potential equity shares outstanding during the period, using the treasury stock method for options, except where the results would be anti-dilutive. Dilutive potential equity shares consist of the incremental equity shares issuable upon the exercise of stock options. The Company also reports earnings (loss) per ADS, where two ADSs represent one equity share.

Income Taxes
(o)	Income taxes

Income taxes consist of current income taxes and the change in the deferred tax balances during the year. Deferred tax assets and liabilities are recognized for each entity and taxing jurisdiction for future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities and their respective tax bases and net operating loss carry-forwards, measured using the enacted tax rates expected to apply in the years in which such temporary differences are expected to be recovered or settled. The effect of changes in tax rates is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance for any tax benefits for which future realization is uncertain.

The Company evaluates each tax positions to determine if it is more likely than not that a tax position is sustainable, based on its technical merits. If a tax position does not meet the more likely than not threshold, a liability is recorded. Additionally, for a position that is determined to, more likely than not, be sustainable, the Company measures the benefit at the highest cumulative probability of greater than 50% of being realized and establish a liability for the remaining portion.

The Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.

Impairment or Disposal of Long-Lived Assets (Excluding Goodwill)
(p)	Impairment or disposal of long-lived assets (excluding goodwill)

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable. The Company subjects such long-lived assets to a test of recoverability based on the undiscounted cash flows expected from use or disposition of such assets. Such events or circumstances would include changes in the market, technological obsolescence and adverse changes in profitability or regulation. If the asset is impaired, the Company recognizes an impairment loss as the difference between the estimated fair values determined using discounted cash flows and the carrying value of the asset. Assets to be disposed of are reported at the lower of the carrying value or the fair value less the cost to sell.

Intangible Assets
(q)	Intangible assets

Intangible assets consist of customer contracts and intellectual property carried at cost and amortized over their estimated useful lives, generally on a straight-line basis over three and seven years, respectively, that best reflects the economic benefits of the intangible assets.

Stock-Based Compensation
(r)	Stock-based compensation

The Company measures the cost of services received from employees, associates, retainers and non-employee directors in exchange for share based compensation at the grant date fair value award. The Company recognizes stock-based compensation on a straight line basis over the vesting period.

Allowances for Doubtful Trade Accounts Receivable
(s)	Allowances for doubtful trade accounts receivable

The Company establishes an allowance for doubtful accounts on trade accounts receivable after considering the financial condition of the customer, ageing of the accounts receivable, historical experience and the current economic environment.

Employee Benefit
(t)	Employee benefit

Gratuity

The Company provided for gratuity, a defined benefit retirement plan (the Gratuity Plan) covering eligible employees. The Gratuity Plan provides a lump-sum payment to vested employees at retirement, death, incapacitation or termination of employment, of an amount based on the respective employee’s salary and the tenure of employment. Vesting occurs upon completion of five years of service. The defined benefit liability is determined by actuarial valuation, at each balance sheet date, using the projected unit credit method.

Provident fund

Eligible employees of the Company receive benefits from a provident fund, a defined contribution plan. Both the employee and the Company make monthly contributions to this provident fund plan equal to a specified percentage of the covered employee’s salary. Amounts collected under the provident fund plan are deposited in a government administered provident fund. The Company’s contribution to fund the benefits is expensed as incurred.

Compensated absences

The Company provided the compensated absences liability for the amounts to be paid as a result of employee’s rights to compensated absences in the year in which it is earned.

Comprehensive Income (Loss)
(u)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Comprehensive income (loss) for the periods presented includes net income (loss) and foreign currency translation adjustments.

Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

The estimated useful lives of assets are as follows:

Furniture and fixtures	10 years
Computer equipment and software	1 to 3 years
Office equipment	3 to 10 years
Vehicles	8 years
Leasehold improvements	6 years
Website development costs	3 years

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Comprise

Prepaid expenses and other current assets comprise:

	As of March 31,
	2012	2013
	US$	US$
Prepaid expenses	798,276	616,327
Supplier advances	168,737	106,143
Rent deposits	297,289	63,799
Other advances and deposits	50,920	70,137
Loans to employees	59,650	70,529
Others	263	248

Total	1,375,135	927,183

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment Comprise

Property, plant and equipment comprise:

	As of March 31,
	2012	2013
	US$	US$
Furniture and fixtures	497,334	473,115
Computer equipment and software	29,744,643	25,966,628
Office equipment	413,084	405,394
Vehicles	256,262	281,016
Leasehold improvements	677,932	646,925
Website development costs	2,553,410	3,452,526

Property, plant and equipment – at cost	34,142,665	31,225,604
Less: Accumulated depreciation and amortization	(27,875,525)	(26,344,562)

	6,267,140	4,881,042
Capital work-in-progress	1,131,941	899,130

Property, plant and equipment – net	7,399,081	5,780,172

Acquisition of Vubites India Private Limited (Tables)	12 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

Net asset acquired at fair values
US $
Cash acquired	23,155
Property, plant & equipment	202,856
Other assets	63,947
Amortizable intangible assets:
Customer contracts	16,270
Intellectual property	3,423,682

Total assets	3,729,910

Liabilities assumed:
Loan from Principal shareholder and the CMD of Rediff	2,711,622
Other liabilities	68,449
Deferred tax liability, net	205,159

Total Liabilities	2,985,230

Net assets acquired	744,680

Purchase price	324,091
Contribution from a principal shareholder	420,589

Investments (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Investments in equity interest

The Company’s investments in equity method investees interest were as follows:

Percent of ownership of equity shares
Tachyon Technology Private Limited (Impaired in fiscal 2009)	26%
Imere Technology Private Limited (up to October 8, 2012)	44%
Eterno Infotech Private Limited (Up to December 19, 2011)	43%
Bigslick Infotech Private Limited (Impaired in fiscal 2010)	37%

The following table presents financial information for equity method investees:

	As at March 31,
	2012	2013
	US$	US$
Current assets	207,456	—
Non-current assets	103,585	—
Current liabilities	58,435	—
Non-current liabilities	195,000	—

	For years ended March 31,
	2011	2012	For the period ended October 8, 2012
	US$	US$	US$
Revenues	480,045	362,280	320,005
Total costs	1,307,874	700,337	72,910
Profit (loss) from operations	(827,829)	(338,057)	247,095
Earnings (loss) attributable to Rediff*	(785,707)	(215,735)	84,310

*	Company’s share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.

Goodwill (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the fiscal years ended March 31, 2012 and 2013 were as follows:

	For the year ended March 31,
	2012			2013
	Gross	Accumulated impairment	Net	Gross	Accumulated impairment	Net
	US$	US$	US$	US$	US$	US$
As at beginning of the year	10,515,168	8,515,168	2,000,000	10,515,168	8,515,168	2,000,000
Impairment	—	—	—	—	2,000,000	2,000,000
As at end of the year	10,515,168	8,515,168	2,000,000	10,515,168	10,515,168	—

Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Carrying amount of Intangible Assets

The following table summarizes the carrying amount of intangible assets comprise:

	As of March 31, 2012
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	14,547	6,465	8,082
Intellectual property	3,060,969	583,042	2,477,927

Total intangible assets, net	3,075,516	589,507	2,486,009

	As of March 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value
	US$	US$	US$
Customer contracts	13,684	10,642	3,042
Intellectual property	2,879,190	959,730	1,919,460

Total intangible assets, net	2,892,874	970,372	1,922,502

Aggregate Estimated Amortization Expense for Intangible Assets

The aggregate estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

Year ending March 31,	US$
2014	414,354
2015	411,313
2016	411,313
2017	411,313
2018	274,209

Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Non-Current Assets Comprise

Other non-current assets comprise:

	As of March 31,
	2012	2013
	US$	US$
Promissory notes *	1,100,000	—
Prepaid expenses	307,946	187,176
Rent deposits	699,223	825,055
Loans to employees	61,422	32,143

Total	2,168,591	1,044,374

*	The Company had subscribed to convertible promissory notes (referred to as the “notes”) issued by Examville.com LLC, for total cash consideration of US$1,100,000. These notes are convertible into equity shares of issuer of the notes at a conversion price that will be determined based on the issuance price of equity shares issued for future financing. If not converted during a specified period, as per the respective terms, notes shall be redeemed at par on maturity. During the year ended March 31, 2013, the Company recorded an other than temporary impairment loss of US$1,100,000 because the Company does not expect to recover the carrying amount.

Accounts payable and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Payables And Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities comprise:

	As of March 31,
	2012	2013
	US$	US$
Accounts payable	599,495	1,592,630
Accrued expenses	2,174,267	2,141,812
Taxes payable	184,575	217,460
Employee incentive payable	647,593	145,549
Other employee payables	715,985	1,290,289
Other current liabilities	56,186	65,968

Total	4,378,101	5,453,708

Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Other non-Current Liabilities	Other non-current liabilities comprise:

	As of March 31,
	2012	2013
	US$	US$
Unearned revenues	345,224	217,021
Retirement benefits	409,261	479,799
Other liabilities	202,844	197,438

Total	957,329	894,258

Related party transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Balances with Related Parties

Balances with related parties include:

	As of March 31,
	2012	2013
	US$	US$
Trade account receivable for advertising revenues (net of allowance of US$206,974 )	90,835	—

Accounts payable for product development expense	12,612	14,709

Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Change in Benefit Obligation

The following tables set out the amounts recognized in the Company’s consolidated financial statements for the fiscal years ended March 31, 2011, 2012 and 2013. The measurement date used is March 31 of the relevant fiscal year.

	2011	2012	2013
	US$	US$	US$
Change in benefit obligation
Benefit obligation at the beginning of the year	349,624	434,594	446,146
Acquisition	7,874	—	—
Actuarial (gain) loss	(16,687)	(10,478)	14,941
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Benefits paid	(22,851)	(39,297)	(26,382)
Effect of exchange rate changes	5,243	(59,643)	(26,257)

Benefit obligation at the end of the year	434,594	446,146	527,512

Current – (included in other employee payable)	35,220	36,885	47,713
Non-current – (included in retirement benefits)	399,374	409,261	479,799

Net Gratuity Cost

Net gratuity cost for the years ended March 31, 2011, 2012 and 2013 comprise of the following:

	2011	2012	2013
	US$	US$	US$
Service cost	74,660	78,983	75,039
Interest cost	36,731	41,987	44,025
Recognized net actuarial (gain) loss	(16,687)	(10,478)	14,941

Net gratuity cost	94,704	110,492	134,005

Assumptions Used in Accounting for Gratuity

The assumptions used in accounting for gratuity in the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	9.00%	9.24%	8.75%

Rate of increase in compensation	10% for first year and 7% thereafter	7.00%	7.00%

Benefit Payments, Which Reflect Expected Future Services, Expected to be Paid

The following benefit payments, which reflect expected future services, as appropriate are expected to be paid

Year ending March 31,	US$
2014	47,713
2015	42,140
2016	52,234
2017	161,243
2018	65,913
2019-2023	446,148

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Before Income Taxes and Equity in Net Earnings of Equity Method Investees

The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2011	2012	2013
	US$	US$	US$
– Domestic	(4,870,380)	(6,422,577)	(7,177,897)
– Foreign	(898,648)	(973,378)	(4,371,884)

Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Current income tax (benefit) expense	17,279	65,555	(33,248)

Reconciliation of Estimated Income Tax Expense at Indian Statutory Income Tax Rate to Income Tax Expense

The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2011	2012	2013
	US$	US$	US$
Loss before income taxes and equity in net loss of equity method investee	(5,769,028)	(7,395,955)	(11,549,781)

Indian statutory income tax rate	33.218%	32.445%	32.445%

Expected income tax expense (benefit)	(1,916,356)	(2,399,618)	(3,747,327)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:

Employee stock-based compensation	185,741	298,428	245,313
Valuation allowance recognised during the year	1,805,725	2,337,757	3,060,830
Goodwill Impairment	—	—	648,900
Tax in foreign jurisdictions	(26,208)	(52,715)	(142,710)
Earnings (loss) of equity method investees	(260,996)	(69,995)	27,354
Others	229,373	(48,302)	(125,608)

Income tax (benefit) expense	17,279	65,555	(33,248)

Tax Effects of Significant Temporary Differences Resulting in Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2012	2013
	US$	US$

Net operating loss carry forwards	4,659,466	7,062,788
Depreciation and amortization	4,052,339	4,358,969
Allowances for doubtful accounts receivables	1,091,749	343,500
Employee benefits	290,111	322,573
Minimum alternate tax credit	334,636	314,764
Loss of equity method investees	354,926	270,527

Gross deferred tax assets	10,783,227	12,673,121
Valuation allowance	(10,783,227)	(12,673,121)

Deferred tax assets	—	—

Deferred tax liability:
Intangible assets	244,429	185,982

Net Deferred tax liability	244,429	185,982

Movements in Valuation Allowance

Movements in valuation allowance:

	As of March 31,
	2012	2013
	US$	US$
Balance as at beginning of the year	10,375,601	10,783,227
Valuation allowance recognised during the year	2,337,757	3,060,830
Expired net operating carry forward losses	(1,071,323)	(811,255)
Reduction on account of unrecognized tax benefit	4,036	5,010
Effect of currency translation	(862,844)	(364,691)

Balance as at end of the year	10,783,227	12,673,121

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2012 and 2013 is as follows:

	2012	2013
	US$	US$
Unrecognized tax benefits balance at beginning of the year	32,442	21,224

Gross decrease for tax positions of prior years	(7,090)	(14,483)
Effect of currency translation	(4,128)	(1,260)

Unrecognized tax benefits balance at end of the year	21,224	5,481

Segments (Tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Results and Segment Assets

Following are the segment results and segment assets for the years ended March 31, 2011, 2012 and 2013.

	2011			2012			2013
	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Revenues from external customers:
Advertising	13,817,053	3,548,083	17,365,136	12,517,461	3,462,646	15,980,107	8,485,560	2,872,638	11,358,198
Fee based services	4,125,556	304,771	4,430,327	3,705,761	256,398	3,962,159	4,041,904	258,602	4,300,506

Total revenues	17,942,609	3,852,854	21,795,463	16,223,222	3,719,044	19,942,266	12,527,464	3,131,240	15,658,704

Cost of revenues (excluding depreciation and amortization)	8,299,834	2,496,145	10,795,979	8,241,612	2,532,509	10,774,121	7,470,935	2,480,949	9,951,884

Segment Results	9,642,775	1,356,709	10,999,484	7,981,610	1,186,535	9,168,145	5,056,529	650,291	5,706,820

Segment Assets	57,334,942	4,702,523	62,037,465	44,457,954	3,483,912	47,941,866	35,577,371	820,713	36,398,084

Capital expenditures	4,034,753	11,303	4,046,056	5,375,763	33,786	5,409,549	2,105,552	2,315	2,107,867
Depreciation/amortization	3,776,809	9,589	3,786,398	3,490,725	9,044	3,499,769	3,651,816	12,560	3,664,376

Reconciliation of Segment Results to (Loss) Income Before Income Taxes

The following is a reconciliation of the segment results to (loss) income before income taxes of the Company for the years ended March 31, 2011, 2012 and 2013.

	2011	2012	2013
	US$	US$	US$

Segment result	10,999,484	9,168,145	5,706,820
Operating expenses (including depreciation and amortization)	(19,695,625)	(20,005,598)	(19,571,322)
Other income, net	2,927,113	3,441,498	2,314,721

Net loss before income taxes and equity in net earnings (loss) of equity method investees	(5,769,028)	(7,395,955)	(11,549,781)

Reconciliation of Segment Assets to Total Assets

The following is a reconciliation of the segment assets to the total assets as at March 31, 2012 and 2013.

	As at March 31,
	2012	2013
	US$	US$
India Online business	44,457,954	35,577,371
US Publishing business	3,483,912	820,713

Total segment assets	47,941,866	36,398,084
Investments in equity method investees	81,473	—
Investment, at cost	1,300,000	1,404,987
Promissory note	1,100,000	—
Rediff.com India Employee trust	44,880	45,931

Total assets	50,468,219	37,849,002

Revenue Derived from Customers

Revenues derived from customers are as follows:

	Years ended March 31,
	2011	2012	2013
	US$	US$	US$
United States and Canada	3,628,056	3,382,387	3,030,249
India	17,615,686	16,078,008	12,241,845
Rest of the world	551,721	481,871	386,610

Total revenues	21,795,463	19,942,266	15,658,704

Long-lived Assets by Location	Long-lived assets by location are as follows:

	As of March 31,
	2012	2013
	US$	US$
United States and Canada	2,055,307	45,063
India	9,829,783	7,657,611

Total	11,885,090	7,702,674

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Options, Black-Scholes Model Assumptions

 The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2011	2012	2013
Dividend yield	0%	0%	—
Expected term	5.5 – 7 years	5.5 – 7 years	—
Risk free interest rates	2.04% – 2.77%	1.23% – 2.84%	—
Expected volatility	75.88% – 77.61%	78.36% – 81.98%	—

Compensation Cost Allocated to Cost of Revenues and Operating Expenses

The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2011	2012	2013
	US$	US$	US$
Cost of revenues	78,559	60,224	50,151
Sales and marketing	161,506	138,930	122,316
Product development	187,378	385,737	321,473
General and administrative	131,714	202,983	262,150

Stock Option Plan 2002
Summary of Option Activity

A summary of option activity under the 2002 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of Options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	17,750	16.61
Expired	1,250	2.28

Outstanding as at March 31, 2013	16,500	17.69	5.6	—

Exercisable as at March 31, 2013	8,625	13.70	3.2	—

Stock Option Plan 2004
Summary of Option Activity

A summary of option activity under the 2004 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	135,487	11.40
Forfeited	375	5.16

Outstanding as at March 31, 2013	135,112	11.41	3.6	19,600

Exercisable as at March 31, 2013	117,237	12.37	3.2	12,450

Stock Option Plan 2006
Summary of Option Activity

A summary of option activity under the 2006 ESOP plan as of March 31, 2013, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2012	516,438	8.48
Forfeited	10,625	5.26

Outstanding as at March 31, 2013	505,813	8.50	5.9	1,132,420

Exercisable as at March 31, 2013	363,563	9.80	5.3	793,030

Earnings (loss) per share and ADS (Tables)	12 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share and ADS

For the years ended March 31, 2011, 2012 and 2013, the following table sets forth the computation of basic and diluted earnings per share and ADS:

		Year ended March 31,
		2011		2012		2013
Net loss		US$	(6,572,014)	US$	(7,677,245)	US$	(11,432,223)
Weighted average equity shares for basic and diluted earnings (loss) per share			13,783,033		13,758,635		13,795,178
Earnings /(loss) per share	– basic		(0.477)		(0.558)		(0.828)
	– diluted		(0.477)		(0.558)		(0.828)
Earnings / (loss) per ADS	– basic		(0.238)		(0.279)		(0.414)
	– diluted		(0.238)		(0.279)		(0.414)

Allowance for doubtful trade accounts receivables (Tables)	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Allowance for Doubtful Trade Accounts Receivables
Allowance for doubtful trade accounts receivables

Description	Balance at Beginning of Period	Expense / Reversal	Bad debts written off	Effect of exchange rate changes	Balance at end of period
	US$	US$	US$	US$	US$
Fiscal 2013	3,200,434	(48,580)	(2,106,011)	(169,543)	876,300
Fiscal 2012	4,022,664	37,700	(423,245)	(436,685)	3,200,434
Fiscal 2011	4,128,829	(144,263)	—	38,098	4,022,664

Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Operating Lease Expenses Included in Determination of Net Income

Operating lease expense that has been included in the determination of the net income is as follows:

	Years ended March 31,
	2011	2012	2013
	US$	US$	US$
Office premises	707,772	778,364	726,893
Residential apartments for employees	128,956	102,725	104,557

Total operating lease expense	836,728	881,089	831,450

Minimum Annual Lease Commitments

The minimum annual lease commitments under the above operating leases that have initial or remaining terms in excess of one year are as follows:

For the year ending March 31,	US$
2014	350,284
2015	217,794
2016	224,328
2017	231,058
2018	278,742

Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounting Policies [Line Items]
Cash equivalents maturity period	Three months or less
Number of ADS which represent each equity share	2	2	2
Measurement of benefit probability of being realized percentage	50.00%
Number of years of service for gratuity benefits to vest	5 years
Website development costs
Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Customer Contracts
Accounting Policies [Line Items]
Intangible assets, amortization period	3 years
Intellectual property
Accounting Policies [Line Items]
Intangible assets, amortization period	7 years

Property, Plant and Equipment, Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2013
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	10 years
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	1 year
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	3 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	10 years
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	8 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	6 years
Website development costs
Property, Plant and Equipment [Line Items]
Property Plant and equipment estimated, useful life	3 years

Prepaid Expenses and Other Current Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses	$ 616,327	$ 798,276
Supplier advances	106,143	168,737
Rent deposits	63,799	297,289
Other advances and deposits	70,137	50,920
Loans to employees	70,529	59,650
Others	248	263
Total	$ 927,183	$ 1,375,135

Property, Plant and Equipment (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 31,225,604	$ 34,142,665
Less: Accumulated depreciation and amortization	(26,344,562)	(27,875,525)
Property Plant And Equipment Excluding Construction In Progress, Total	4,881,042	6,267,140
Capital work- in- progress	899,130	1,131,941
Property, plant and equipment-net	5,780,172	7,399,081
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	473,115	497,334
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	25,966,628	29,744,643
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	405,394	413,084
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	281,016	256,262
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	646,925	677,932
Website development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 3,452,526	$ 2,553,410

Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property Plant And Equipment [Abstract]
Long-lived assets impairment			$ 109,658
Depreciation and amortization expense	$ 3,249,417	$ 3,028,924	$ 3,617,535

Acquisition of Vubites India Private Limited - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Mar. 31, 2011	Nov. 26, 2010 Vubites	Nov. 26, 2010 Vubites Employee Stock Option
Business Acquisition [Line Items]
Contribution from a principal shareholder	$ 420,589	$ 420,589
Acquisition related expenses		73,125
Cash consideration			140,468
Excess amount paid over acquisition date fair value of stock options		103,946
Contingent consideration payable to employees		$ 140,468
Months employees should remain employed in order to make contingent payment		16 months

Allocation of Purchase Price to Assets Acquired and Liabilities Assumed (Detail) (USD $)	12 Months Ended	1 Months Ended
	Mar. 31, 2011	Nov. 26, 2010 Vubites	Nov. 26, 2010 Vubites Customer Contracts	Nov. 26, 2010 Vubites Intellectual property
Business Acquisition [Line Items]
Cash acquired		$ 23,155
Property, plant & equipment		202,856
Other assets		63,947
Customer contracts			16,270	3,423,682
Total assets		3,729,910
Loan from Principal shareholder and the CMD of Rediff	2,711,622	2,711,622
Other liabilities		68,449
Deferred tax liability, net		205,159
Total Liabilities		2,985,230
Net assets acquired		744,680
Purchase price		324,091
Contribution from a principal shareholder	$ 420,589	$ 420,589

Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Aug. 31, 2010 Runa Inc.,	Mar. 31, 2013 Runa Inc.,
Schedule of Equity Method Investments [Line Items]
Conversion of Runa Inc. promissory notes into equity shares			$ 1,300,000	$ 1,300,000
Percentage of equity interest ownership				10.00%
Promissory notes		1,100,000			104,987
Impairment of investment			543,220
Sale of investment in equity method investee	1,452,944	937,866
Gain on sale of investment in equity method investee	$ 1,292,168	$ 749,897

Investments in Equity Method Investees Interest (Detail)	Mar. 31, 2009 Tachyon Technology Private Limited	Oct. 08, 2012 Imere Technology Private Limited	Dec. 19, 2011 Eterno Infotech Private Limited	Mar. 31, 2010 Bigslick Infotech Private Limited
Schedule of Equity Method Investments [Line Items]
Percent of ownership of equity shares	26.00%	44.00%	43.00%	37.00%

Financial Information for Equity Method Investees (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 08, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Method Investments And Joint Ventures [Abstract]
Current assets			$ 207,456
Non-current assets			103,585
Current liabilities			58,435
Non-current liabilities			195,000
Revenues	320,005		362,280	480,045
Total costs	72,910		700,337	1,307,874
Profit (loss) from operations	247,095		(338,057)	(827,829)
Earnings (loss) attributable to Rediff	$ 84,310	$ 84,310	$ (215,735)	$ (785,707)

Changes in Carrying Amount of Goodwill (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill gross		$ 10,515,168	$ 10,515,168	$ 10,515,168
Goodwill accumulated impairment during the period	2,000,000	2,000,000
Goodwill accumulated impairment		10,515,168	8,515,168	8,515,168
Goodwill net			$ 2,000,000	$ 2,000,000

Goodwill - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 2,000,000	$ 2,000,000

Carrying Amount of Intangible Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 2,892,874	$ 3,075,516
Accumulated amortization	970,372	589,507
Net carrying value	1,922,502	2,486,009
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	13,684	14,547
Accumulated amortization	10,642	6,465
Net carrying value	3,042	8,082
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	2,879,190	3,060,969
Accumulated amortization	959,730	583,042
Net carrying value	$ 1,919,460	$ 2,477,927

Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	$ 414,959	$ 470,845	$ 168,863
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	3 years
Intellectual property
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period	7 years

Aggregate Estimated Amortization Expense for Intangible Assets (Detail) (USD $)	Mar. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 414,354
2015	411,313
2016	411,313
2017	411,313
2018	$ 274,209

Other Non-Current Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Promissory notes		$ 1,100,000
Prepaid expenses	187,176	307,946
Rent deposits	825,055	699,223
Loans to employees	32,143	61,422
Total	$ 1,044,374	$ 2,168,591

Other Non-Current Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Noncurrent Assets Disclosure [Line Items]
Promissory notes		$ 1,100,000
Other than temporary impairment loss	1,100,000
Examville.com LLC
Other Noncurrent Assets Disclosure [Line Items]
Promissory notes	$ 1,100,000

Accounts Payable and Accrued Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Payables And Accruals [Abstract]
Accounts payable	$ 1,592,630	$ 599,495
Accrued expenses	2,141,812	2,174,267
Taxes payable	217,460	184,575
Employee incentive payable	145,549	647,593
Other employee payables	1,290,289	715,985
Other current liabilities	65,968	56,186
Total	$ 5,453,708	$ 4,378,101

Other Non-Current Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Other Liabilities Disclosure [Abstract]
Unearned revenues	$ 217,021	$ 345,224
Retirement benefits	479,799	409,261
Other liabilities	197,438	202,844
Total	$ 894,258	$ 957,329

Shareholders' Equity - Additional Information (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Equity [Abstract]
Repurchase of equity shares for treasury (in shares)	1,015,000	1,015,000
Repurchase of equity shares for treasury	$ 4,426,605	$ 4,426,605

Sales and Marketing - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Income And Expenses [Abstract]
Advertising cost	$ 92,135	$ 1,650,747	$ 1,524,086

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction [Line Items]
Advertising revenue	$ 11,358,198	$ 15,980,107	$ 17,365,136
Product development expenses	2,920,824	3,136,778	3,826,350
Trade account receivables write off	2,106,011	423,245
Subscription for rights issued		81,473
Edelweiss Capital Services Ltd
Related Party Transaction [Line Items]
Trade account receivables write off	206,974
Director | Edelweiss Capital Services Ltd
Related Party Transaction [Line Items]
Advertising revenue			721,974
Equity Method Investee | Tachyon Technology Private Limited
Related Party Transaction [Line Items]
Product development expenses	95,395	137,490	167,833
Management | Runa Inc.,
Related Party Transaction [Line Items]
Subscription for rights issued	$ 104,987

Balances with Related Parties (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Related Party Transaction [Line Items]
Trade account receivable for advertising revenues (net of allowance of US$206,974 )	$ 3,766,743	$ 6,151,846
Accounts payable for product development expense	5,453,708	4,378,101
Related Party
Related Party Transaction [Line Items]
Trade account receivable for advertising revenues (net of allowance of US$206,974 )		90,835
Accounts payable for product development expense	$ 14,709	$ 12,612

Balances with Related Parties (Parenthetical) (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Related Party Transaction [Line Items]
Trade account receivable, allowance	$ 876,300	$ 3,200,434	$ 4,022,664	$ 4,128,829
Related Party
Related Party Transaction [Line Items]
Trade account receivable, allowance		$ 206,974

Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Term of equivalent salary payable	15 days
Number of years of service for gratuity benefits to vest	5 years
Accumulated benefit obligation	$ 290,852	$ 247,312
Employee contribution percentage	12.00%
Employer contribution amount	$ 259,684	$ 279,396	$ 252,004

Change in Benefit Obligation (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Benefit obligation beginning balance	$ 446,146	$ 434,594	$ 349,624
Acquisition			7,874
Actuarial (gain) loss	14,941	(10,478)	(16,687)
Service cost	75,039	78,983	74,660
Interest cost	44,025	41,987	36,731
Benefits paid	(26,382)	(39,297)	(22,851)
Effect of exchange rate changes	(26,257)	(59,643)	5,243
Benefit obligation ending balance	527,512	446,146	434,594
Current - (included in other employee payable)	47,713	36,885	35,220
Non-current - (included in retirement benefits)	$ 479,799	$ 409,261	$ 399,374

Net Gratuity Cost (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Service cost	$ 75,039	$ 78,983	$ 74,660
Interest cost	44,025	41,987	36,731
Recognized net actuarial (gain) loss	14,941	(10,478)	(16,687)
Net gratuity cost	$ 134,005	$ 110,492	$ 94,704

Assumptions used in Accounting for Gratuity (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Discount rate	8.75%	9.24%	9.00%
Rate of increase in compensation	7.00%	7.00%
Rate of increase in compensation			10% for first year and 7% thereafter

Assumptions used in Accounting for Gratuity (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011 Maximum	Mar. 31, 2011 Minimum
Defined Benefit Plan Disclosure [Line Items]
Rate of increase in compensation	7.00%	7.00%	10.00%	7.00%

Benefit Payments, Which Reflect Expected Future Services, Expected to be Paid (Detail) (USD $)	Mar. 31, 2013
Compensation And Retirement Disclosure [Abstract]
2014	$ 47,713
2015	42,140
2016	52,234
2017	161,243
2018	65,913
2019-2023	$ 446,148

Components of Income Before Income Taxes and Equity in Net Earnings of Equity Method Investees (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
- Domestic	$ (7,177,897)	$ (6,422,577)	$ (4,870,380)
- Foreign	(4,371,884)	(973,378)	(898,648)
Loss before income taxes and equity in net loss of equity method investees	(11,549,781)	(7,395,955)	(5,769,028)
Current income tax (benefit) expense	$ (33,248)	$ 65,555	$ 17,279

Reconciliation of Estimated Income Tax Expense at Indian Statutory Income Tax Rate to Income Tax Expense (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Loss before income taxes and equity in net loss of equity method investee	$ (11,549,781)	$ (7,395,955)	$ (5,769,028)
Indian statutory income tax rate	32.45%	32.45%	33.22%
Adjustments to reconcile expected income tax expense to reported income tax expense:
Expected income tax expense (benefit)	(3,747,327)	(2,399,618)	(1,916,356)
Employee stock-based compensation	245,313	298,428	185,741
Valuation allowance recognised during the year	3,060,830	2,337,757	1,805,725
Goodwill Impairment	648,900
Tax in foreign jurisdictions	(142,710)	(52,715)	(26,208)
Earnings (loss) of equity method investees	27,354	(69,995)	(260,996)
Others	(125,608)	(48,302)	229,373
Income tax (benefit) expense	$ (33,248)	$ 65,555	$ 17,279

Tax Effects of Significant Temporary Differences Resulting in Deferred Tax Assets and Liabilities (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 7,062,788	$ 4,659,466
Depreciation and amortization	4,358,969	4,052,339
Allowances for doubtful accounts receivables	343,500	1,091,749
Employee benefits	322,573	290,111
Minimum alternate tax credit	314,764	334,636
Loss of equity method investees	270,527	354,926
Gross deferred tax assets	12,673,121	10,783,227
Valuation allowance	(12,673,121)	(10,783,227)	(10,375,601)
Deferred tax assets
Deferred tax liability:
Intangible assets	185,982	244,429
Net Deferred tax liability	$ 185,982	$ 244,429

Movements in Valuation Allowance (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Balance as at beginning of the year	$ 10,783,227	$ 10,375,601
Valuation allowance recognised during the year	3,060,830	2,337,757
Expired net operating carry forward losses	(811,255)	(1,071,323)
Reduction on account of unrecognized tax benefit	5,010	4,036
Effect of currency translation	(364,691)	(862,844)
Balance as at end of the year	$ 12,673,121	$ 10,783,227

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Mar. 31, 2013
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 7,676,956
Unabsorbed depreciation	14,237,632
ValuCom | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	3,033,000
RHI | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 7,126,000
Minimum
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Apr 1, 2013
Minimum | ValuCom | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2021
Minimum | RHI | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2020
Maximum
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration date	Mar 31, 2019
Maximum | ValuCom | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2031
Maximum | RHI | Subsidiaries
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards, expiration year	2032

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized tax benefits balance at beginning of the year	$ 21,224	$ 32,442
Gross decrease for tax positions of prior years	(14,483)	(7,090)
Effect of currency translation	(1,260)	(4,128)
Unrecognized tax benefits balance at end of the year	$ 5,481	$ 21,224

Segments - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Segment
Revenue, Major Customer [Line Items]
Number of operating segments	2
Sales [Member]
Revenue, Major Customer [Line Items]
Number of customers that accounted for more than 10% of revenue	0
Revenue from single customer, description	10.00%

Segment Results and Segment Assets (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Advertising	$ 11,358,198	$ 15,980,107	$ 17,365,136
Fee based services	4,300,506	3,962,159	4,430,327
Total revenues	15,658,704	19,942,266	21,795,463
Cost of revenues (excluding depreciation and amortization)	9,951,884	10,774,121	10,795,979
Segment Results	5,706,820	9,168,145	10,999,484
Segment Assets	36,398,084	47,941,866	62,037,465
Capital expenditures	2,107,867	5,409,549	4,046,056
Depreciation/amortization	3,664,376	3,499,769	3,786,398
Operating Segments | India Online Business
Segment Reporting Information [Line Items]
Advertising	8,485,560	12,517,461	13,817,053
Fee based services	4,041,904	3,705,761	4,125,556
Total revenues	12,527,464	16,223,222	17,942,609
Cost of revenues (excluding depreciation and amortization)	7,470,935	8,241,612	8,299,834
Segment Results	5,056,529	7,981,610	9,642,775
Segment Assets	35,577,371	44,457,954	57,334,942
Capital expenditures	2,105,552	5,375,763	4,034,753
Depreciation/amortization	3,651,816	3,490,725	3,776,809
Operating Segments | US Publishing Business
Segment Reporting Information [Line Items]
Advertising	2,872,638	3,462,646	3,548,083
Fee based services	258,602	256,398	304,771
Total revenues	3,131,240	3,719,044	3,852,854
Cost of revenues (excluding depreciation and amortization)	2,480,949	2,532,509	2,496,145
Segment Results	650,291	1,186,535	1,356,709
Segment Assets	820,713	3,483,912	4,702,523
Capital expenditures	2,315	33,786	11,303
Depreciation/amortization	$ 12,560	$ 9,044	$ 9,589

Reconciliation of Segment Results to (Loss) Income Before Income Taxes (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting [Abstract]
Segment result	$ 5,706,820	$ 9,168,145	$ 10,999,484
Operating expenses (including depreciation and amortization)	(19,571,322)	(20,005,598)	(19,695,625)
Other income, net	2,314,721	3,441,498	2,927,113
Loss before income taxes and equity in net loss of equity method investees	$ (11,549,781)	$ (7,395,955)	$ (5,769,028)

Reconciliation of Segment Assets to Total Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 36,398,084	$ 47,941,866	$ 62,037,465
Investments in equity method investees		81,473
Investment, at cost	1,404,987	1,300,000
Promissory note		1,100,000
Rediff.com India Employee trust	45,931	44,880
Total assets	37,849,002	50,468,219
Operating Segments | India Online Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	35,577,371	44,457,954	57,334,942
Operating Segments | US Publishing Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 820,713	$ 3,483,912	$ 4,702,523

Revenue Derived from Customers (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenue, Major Customer [Line Items]
Total revenues	$ 15,658,704	$ 19,942,266	$ 21,795,463
Operating Segments | United States and Canada
Revenue, Major Customer [Line Items]
Total revenues	3,030,249	3,382,387	3,628,056
Operating Segments | INDIA
Revenue, Major Customer [Line Items]
Total revenues	12,241,845	16,078,008	17,615,686
Operating Segments | Rest of the world
Revenue, Major Customer [Line Items]
Total revenues	$ 386,610	$ 481,871	$ 551,721

Long-lived Assets by Location (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,702,674	$ 11,885,090
Operating Segments | United States and Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	45,063	2,055,307
Operating Segments | INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,657,611	$ 9,829,783

Concentration of Credit Risk - Additional Information (Detail) (Customer Concentration Risk, Accounts Receivable, INDIA)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Customer Concentration Risk | Accounts Receivable | INDIA
Concentration Risk [Line Items]
Percentage of accounts receivable derived from revenues earned from customers located in India	85.00%	88.00%

Stock-based compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 756,090	$ 787,874	$ 559,157
Stock Option Plan 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	280,000
Share-based payment award vesting percentage On each anniversary	25.00%
Fair Value Of options granted	78,645
Weighted average grant date fair value of options granted		$ 14.98
Intrinsic value of options exercised		912,558
Proceed from exercise of options		243,234
Unrecognized option costs	55,208
Weighted average period of recognition for unrecognized option costs	2 years 3 months 18 days
Stock Option Plan 2002 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2002 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	50.00%
Stock Option Plan 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	358,000
Share-based payment award vesting percentage On each anniversary	25.00%
Fair Value Of options granted	108,481	705,890	146,602
Intrinsic value of options exercised		1,230,857
Proceed from exercise of options		912,310
Unrecognized option costs	14,131
Weighted average period of recognition for unrecognized option costs	3 months 18 days
Stock Option Plan 2004 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2004 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, exercise price as percentage of fair market value	50.00%
Stock Option Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options expiration period	10 years
Shares reserved for future issuance	670,000
Fair Value Of options granted	1,542,072	873,798	740,930
Weighted average grant date fair value of options granted		$ 12.86	$ 15.37
Intrinsic value of options exercised		670,998
Proceed from exercise of options		209,133
Unrecognized option costs	$ 903,962
Weighted average period of recognition for unrecognized option costs	2 years
Stock Option Plan 2006 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary	25.00%
Options, exercise price as percentage of fair market value	110.00%
Stock Option Plan 2006 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting percentage On each anniversary	20.00%
Options, exercise price as percentage of fair market value	50.00%

Summary of Option Activity Under Twenty Zero Two ESOP Plan (Detail) (Stock Option Plan 2002, USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Plan 2002
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	17,750
Number of options, Expired	1,250
Number of options Outstanding, Ending Balance	16,500
Number of Options, Exercisable	8,625
Weighted average exercise price Outstanding, Beginning Balance	$ 16.61
Weighted average exercise price, Expired	$ 2.28
Weighted average exercise price Outstanding, Ending Balance	$ 17.69
Weighted average exercise price, Exercisable	$ 13.7
Weighted average remaining contractual term, Outstanding	5 years 7 months 6 days
Weighted average remaining contractual term, Exercisable	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding
Aggregate intrinsic value, Exercisable

Summary of Option Activity Under Twenty Zero Four ESOP Plan (Detail) (Stock Option Plan 2004, USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Plan 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	135,487
Number of options, Forfeited	375
Number of options Outstanding, Ending Balance	135,112
Number of Options, Exercisable	117,237
Weighted average exercise price Outstanding, Beginning Balance	$ 11.4
Weighted average exercise price, Forfeited	$ 5.16
Weighted average exercise price Outstanding, Ending Balance	$ 11.41
Weighted average exercise price, Exercisable	$ 12.37
Weighted average remaining contractual term, Outstanding	3 years 7 months 6 days
Weighted average remaining contractual term, Exercisable	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding	$ 19,600
Aggregate intrinsic value, Exercisable	$ 12,450

Summary of Option Activity Under Twenty Zero Six ESOP Plan (Detail) (Stock Option Plan 2006, USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Plan 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	516,438
Number of options, Forfeited	10,625
Number of options Outstanding, Ending Balance	505,813
Number of Options, Exercisable	363,563
Weighted average exercise price Outstanding, Beginning Balance	$ 8.48
Weighted average exercise prices, Forfeited	$ 5.26
Weighted average exercise price Outstanding, Ending Balance	$ 8.5
Weighted average exercise prices, Exercisable	$ 9.8
Weighted average remaining contractual term, Outstanding	5 years 10 months 24 days
Weighted average remaining contractual term, Exercisable	5 years 3 months 18 days
Aggregate intrinsic value, Outstanding	$ 1,132,420
Aggregate intrinsic value, Exercisable	$ 793,030

Fair Value of Options, Black-Scholes Model Assumptions (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Risk free interest rates, minimum		1.23%	2.04%
Risk free interest rates, maximum		2.84%	2.77%
Risk free interest rates
Expected volatility, minimum		78.36%	75.88%
Expected volatility, maximum		81.98%	77.61%
Expected volatility
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years 6 months	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		7 years	7 years

Compensation Cost Allocated to Cost of Revenues and Operating Expenses (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cost of revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	$ 50,151	$ 60,224	$ 78,559
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	122,316	138,930	161,506
Product development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	321,473	385,737	187,378
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation cost	$ 262,150	$ 202,983	$ 131,714

Computation of Basic and Diluted Earnings Per Share and ADS (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (11,432,223)	$ (7,677,245)	$ (6,572,014)
Weighted average equity shares for basic and diluted earnings (loss) per share	13,795,178	13,758,635	13,783,033
Earnings / (loss) per share - basic	$ (0.828)	$ (0.558)	$ (0.477)
Earnings / (loss) per share - diluted	$ (0.828)	$ (0.558)	$ (0.477)
Earnings Per ADS- (where 2 ADSs represent 1 equity share)
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Earnings / (loss) per share - basic	$ (0.414)	$ (0.279)	$ (0.238)
Earnings / (loss) per share - diluted	$ (0.414)	$ (0.279)	$ (0.238)

Earnings (loss) per share and ADS - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earning per share	140,247	324,027	255,080

Allowance for Doubtful Trade Accounts Receivables (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Receivables [Abstract]
Balance at Beginning of Period	$ 3,200,434	$ 4,022,664	$ 4,128,829
Expense / Reversal	(48,580)	37,700	(144,263)
Bad debts written off	(2,106,011)	(423,245)
Effect of exchange rate changes	(169,543)	(436,685)	38,098
Balance at end of period	$ 876,300	$ 3,200,434	$ 4,022,664

Fair Value of Financial Instruments - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill impairment charge	$ 2,000,000	$ 2,000,000
Level 3 - Unobservable inputs | Non-recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of goodwill		$ 6,350,000

Commitments and Contingencies - Additional Information (Detail)	1 Months Ended			1 Months Ended				12 Months Ended
	Jun. 21, 2000 Age	Mar. 31, 2013 USD ($)	Mar. 03, 2009 Maximum USD ($)	May 31, 2008 Trademark Infringements USD ($)	May 31, 2008 Trademark Infringements INR	Mar. 31, 2009 Patent Infringements USD ($)	Mar. 31, 2009 Patent Infringements INR	Mar. 31, 2013 First conviction USD ($)	Mar. 31, 2013 First conviction INR	Mar. 31, 2013 Second conviction USD ($)	Mar. 31, 2013 Second conviction INR
Loss Contingencies [Line Items]
Commitment for purchase of computer equipment and cost to develop internal use software		$ 675,458
Age of plaintiff	22
Years of imprisonment if convicted								5 years	5 years	10 years	10 years
Fine if convicted								2,000	100,000	4,000	200,000
Infringement related litigation, claim sought				20,000	1,000,000	20,000	1,000,000
Loss due to other litigation disputes			$ 44,000

Operating Lease Expenses Included in Determination of Net Income (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leased Assets [Line Items]
Operating lease expense	$ 831,450	$ 881,089	$ 836,728
Office premises
Operating Leased Assets [Line Items]
Operating lease expense	726,893	778,364	707,772
Residential apartments for employees
Operating Leased Assets [Line Items]
Operating lease expense	$ 104,557	$ 102,725	$ 128,956

Minimum Annual Lease Commitments (Detail) (USD $)	Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
For the year ended March 31, 2014	$ 350,284
For the year ended March 31, 2015	217,794
For the year ended March 31, 2016	224,328
For the year ended March 31, 2017	231,058
For the year ended March 31, 2018	$ 278,742